    As filed with the Securities and Exchange Commission on April 23, 2001

                                          Registration No. 33-98062
                                                           811-8814

                      SECURITIES AND EXCHANGE COMMISSION
                      ==================================
                            Washington, D.C.  20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [_]

                      Pre-Effective Amendment No. _____                  [_]

                      Post-Effective Amendment No.  8                    [X]
                                                  -----

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                               Amendment No. 12

                       COMPANION LIFE SEPARATE ACCOUNT C
                       ---------------------------------
                          (Exact Name of Registrant)

                       COMPANION LIFE INSURANCE COMPANY
                       --------------------------------
                              (Name of Depositor)

                   303 Merrick Road Lynbrook, New York 11563
                   -----------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code
                                (402) 351-5225

                    Name and Address of Agent for Service:
                           Michael E. Huss, Esquire
                           Mutual of Omaha Companies
                         Mutual of Omaha Plaza, 3-Law
                          Omaha, Nebraska, 68175-1008
                     Internet: mike.huss@mutualofomaha.com

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]  on May 1, 2001 pursuant to paragraph (b) of Rule 485.
[_]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[_]  on [date] pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                           Pursuant to Rule 495 (a)


                  Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------



                                    PART A
                                    ------

Item of Form N-4                                              Prospectus Caption
----------------                                              ------------------
1.   Cover Page............................................   Cover Page

2.   Definitions...........................................   Definitions

3.   Synopsis..............................................   Introduction and Summary

4.   Condensed Financial Information.......................   Financial Statements

5.   General
     (a)  Depositor........................................   About Us
     (b)  Registrant.......................................   Variable Investment Options
     (c)  Portfolio Company................................   Variable Investment Options
     (d)  Fund Prospectus..................................   Variable Investment Options
     (e)  Voting Rights....................................   Voting Rights

6.   Deductions and Expenses
     (a)  General..........................................   Expenses
     (b)  Sales Load %.....................................   Expenses; Withdrawal Charge
     (c)  Special Purchase Plan   N/A
     (d)  Commissions......................................   Distributor of the Policies; Sales to Employees
     (e)  Expenses - Registrant............................   N/A
     (f)  Fund Expenses....................................   Other Expenses
     (g)  Organizational Expenses..........................   N/A

7.   General Description of Variable Annuity Contracts
     (a)  Persons with Rights..............................   Important Policy Provisions; Policy Distributions; Voting Rights
     (b)  Allocation of Premium
          (i)   Payments...................................   Introduction and Summary: How the Policy Operates; Dollar Cost
                                                              Averaging; Systematic Transfer Enrollment Program; Asset Allocation
                                                              Program
          (ii)  Transfers..................................   Transfers
          (iii) Exchanges..................................   N/A
     (c)  Changes..........................................   Variable Investment Options; Policy Distributions
     (d)  Inquiries........................................   Miscellaneous: Do You Have Questions?

8.   Annuity Period........................................   Policy Distributions

9.   Death Benefit.........................................   Death Benefits

10.  Purchase and Policy Values

     (a)  Purchases........................................   Policy Application and Issuance
     (b)  Valuation........................................   Accumulation Value
     (c)  Daily Calculation................................   Accumulation Value
     (d)  Underwriter......................................   Distributor of the Policies

11.  Redemptions
     (a)  By Owners........................................   Policy Distributions
          By Annuitant.....................................   N/A
     (b)  Check Delay......................................   Policy Application and Issuance
     (c)  Lapse............................................   N/A
     (d)  Free Look........................................   Introduction and Summary

12.  Taxes.................................................   Federal Tax Matters

13.  Legal Proceedings.....................................   Legal Proceedings

14.  Table of Contents for the
     Statement of
     Additional Information................................   Statement of Additional Information

                                    PART B
                                    ------

Item of Form N-4                                              Statement of Additional Information Caption
----------------                                              -------------------------------------------
15.  Cover Page............................................   Cover Page

16.  Table of Contents.....................................   Table of Contents

17.  General Information
     and History...........................................   (Prospectus) About Us

18.  Services
     (a)  Fees and Expenses
          of Registrant....................................   N/A
     (b)  Management Policies..............................   N/A
     (c)  Custodian........................................   Custody of Assets
          Independent
          Auditors.........................................   Financial Statements
     (d)  Assets of Registrant.............................   Custody of Assets
     (e)  Affiliated Person................................   N/A
     (f)  Principal Underwriter............................   Distribution of the Policies

19.  Purchase of Securities
     Being Offered.........................................   Distribution of the Policies
     Offering Sales Load...................................   N/A

20.  Underwriters..........................................   Distribution of the Policies; (Prospectus) Distributor of the
                                                              Policies
21.  Calculation of Performance............................   Historical Performance Data
22.  Annuity Payments......................................   (Prospectus) Annuity Payments
23.  Financial Statements..................................   Financial Statements

                          PART C -- OTHER INFORMATION
                          ---------------------------

Item of Form N-4                                              Part C Caption
----------------                                              --------------
24.  Financial Statements
     and Exhibits..........................................   Financial Statements and Exhibits
     (a)  Financial Statements.............................   Financial Statements
     (b)  Exhibits.........................................   Exhibits

25.  Directors and Officers of
     the Depositor.........................................   Directors and Officers of the Depositor

26.  Persons Controlled By or Under Common Control            Persons Controlled By or Under Common
     with the Depositor or Registrant......................   Control with the Depositor or Registrant

27.  Number of Contractowners..............................   Number of Policy Owners

28.  Indemnification.......................................   Indemnification

29.  Principal Underwriters................................   Principal Underwriters

30.  Location of Accounts
     and Records...........................................   Location of Accounts and Records

31.  Management Services...................................   Management Services

32.  Undertakings..........................................   Undertakings

     Signature Page........................................   Signatures

--------------------------------------------------------------------------------
                                                        PROSPECTUS:  May 1, 2001

[LOGO OF COMPANION OF NEW YORK]                             ULTRANNUITY SERIES V
A Mutual of Omaha Company                                       Flexible Payment

                                                Variable Deferred Annuity Policy
--------------------------------------------------------------------------------

     This Prospectus describes ULTRANNUITY SERIES V, a variable annuity policy offered by Companion Life Insurance Company. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

     The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.

     The Policy includes 30 variable options (where you have the investment risk) with investment portfolios from:

      .  The Alger American Fund
      .  Deutsche Asset Management VIT Funds
      .  Federated Insurance Series
      . Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II
      .  MFS Variable Insurance Trust
      .  Morgan Stanley Universal Institutional Funds, Inc.
      .  Pioneer Variable Contracts Trust
      .  Scudder Variable Life Investment Fund
      . T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and International Series, Inc.

     and three fixed rate options (where we have the investment risk).

     The variable options are not direct investments in mutual fund shares, but are offered through subaccounts of Companion Life Separate Account C. The value of your Policy will go up or down based on the investment performance of the variable options that you choose.

Please Read This Prospectus  Carefully.  It provides  information you should
--------------------------------------
consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

     A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

            Remember that the Policy and the investment portfolios:

            .  are subject to risk, including possible loss of principal
               ---
            .  are not bank deposits
                   ---
            .  are not government insured
                   ---
            .  are not endorsed by any bank or government agency
                   ---
            .  may not achieve their goals
                   ---
================================================================================
COMPANION LIFE, Variable Product Services, P. O. Box 3664, Omaha, Nebraska 68103 -0664 1-800-494-0067
================================================================================

-----------------------------------------------------------
CONTENTS

                                                                                    Page(s)
                        ---------------------------------------------------------- ----------
                        DEFINITIONS                                                    3
                        ---------------------------------------------------------- ----------
                        INTRODUCTION AND SUMMARY
                             Comparison to Other Policies and Investments             4-5
                             How the Policy Operates                                  5-6
                             Summary of Charges and Expenses                          6-7
                             Examples of Expenses                                      8
                        ---------------------------------------------------------------------
                        FINANCIAL STATEMENTS                                         9-11
                        ---------------------------------------------------------------------
                        ABOUT US                                                      12
                        ---------------------------------------------------------------------
                        INVESTMENT OPTIONS
                             Variable Investment Options                             13-16
                             Fixed Rate Options                                       17
                             Transfers                                                18
                             Dollar Cost Averaging                                   18-19
                             Systematic Transfer Enrollment Program                   19
                             Asset Allocation Program                                19-20
                             Rebalancing Program                                     20-21
                        ---------------------------------------------------------------------
                        IMPORTANT POLICY PROVISIONS
                             Policy Application and Issuance                         22-23
                             Accumulation Value                                      23-24
                             Telephone Transactions                                   24
                             Death of Annuitant                                       24
                             Delay of Payments                                        24
                             Minor Owner or Beneficiary                               25
                             Policy Termination                                       25
                        ---------------------------------------------------------------------
                        EXPENSES
                             Withdrawal Charge                                        26
                             Mortality and Expense Risk Charge                        27
                             Administrative Charges                                   27
                             Transfer Fee                                             27
                             Taxes                                                    27
                             Other Expenses; Investment Advisory Fees                 27
                        ---------------------------------------------------------------------
                        POLICY DISTRIBUTIONS
                             Withdrawals                                              28
                             Annuity Payments                                        29-31
                             Death Benefits                                          31-32
                        ---------------------------------------------------------------------
                        FEDERAL TAX MATTERS
                             Taxation of Nonqualified Policies                       33-34
                             Taxation of Qualified Policies                          34-35
                             Possible Tax Law Changes                                 35
                        ---------------------------------------------------------------------
                        MISCELLANEOUS

                             Distributor of the Policies                              36
                             Sales to Employees                                       36
                             Voting Rights                                            36
                             Distribution of Materials                                36
                             Legal Proceedings                                        36
                             Do You Have Questions?                                   36
                        ---------------------------------------------------------------------
                        STATEMENT OF ADDITIONAL INFORMATION                           37
                             Table of Contents

----------------------------------------------------------
DEFINITIONS


Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options).

Annuitant is the person on whose life annuity payments involving life contingencies are based.

Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 90/th/ birthday.

Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any applicable withdrawal charge and Policy fee.

Owner is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultrannuity Series V, a variable annuity policy offered by us through this Prospectus.

Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, Companion is Companion Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is Companion Life Separate Account C, a separate account maintained by us.

Variable Annuity Unit is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

Written Notice is written notice, signed by you, that gives us the information we require and is received at Companion, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

-----------------------------------------------------------

     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

-------------------------------------------------------------------
INTRODUCTION AND SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.

     The Ultrannuity Series V Policy described in this Prospectus is a contract between you and Companion Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to up to 30 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.

     During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.

     The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. Some or all of each payment will be taxable.

[_]  COMPARISON TO OTHER POLICIES AND INVESTMENTS

     Compared to fixed annuities.  Like fixed-interest annuities, the Policy:

     .    offers the ability to accumulate capital on a tax-deferred basis;
     . offers the ability to have a guaranteed minimum return on your investment (if you choose a fixed rate option);
     .    allows you to make withdrawals from your Policy; and
     . can provide annuity payments for the rest of your life or for some other period.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.

     The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

     Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

     . The Policy provides a death benefit that could be higher than the value of the Policy.
     . Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
     . Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
     . You can make transfers from one underlying investment portfolio to another without tax liability.
     . Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
     . Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.
     . Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years of the Policy.
     . New York insurance law grants you 10 days to review your Policy and cancel it. The terms of this "right to examine" period are stated on the cover of your Policy.

     . We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

[_]  HOW THE POLICY OPERATES

          The following chart summarizes how the Policy operates. For more information, refer to specific sections of this Prospectus.

              ----------------------------------------------
                          PURCHASE PAYMENT FLOW CHART
              ----------------------------------------------

                               PURCHASE PAYMENTS

              .    Minimum initial purchase payment is
                   $5,000 ($2,000 if you elect to make
                   electronic funds transfer payments of at
                   least $100 per month, or quarterly,
                   semiannual or annual purchase payment
                   equivalents).
              .    Minimum additional purchase payment is
                   $500.
              .    No additional purchase payments will be
                   accepted after earlier of the Annuity
                   Starting Date or your 83/rd/ birthday.
              ----------------------------------------------


--------------------------------------------------------------------------------

                        INVESTMENT OF PURCHASE PAYMENTS

        You direct the allocation of all purchase payments among the 30 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                            DEDUCTIONS FROM ASSETS

 .    Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
     - 1.00% for our mortality and expense risk;
     - 0.20% for our administrative expenses.
 .    Annual Policy Fee of $30 per year assessed on each Policy anniversary
     (waived if Accumulation Value is more than $50,000).
 .    $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free).
Investment advisory fees and fund expenses are deducted from the assets of each investment portfolio.
--------------------------------------------------------------------------------


     ------------------------------------------------------------------------

                               ACCUMULATION VALUE

     .    Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).
     . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.
     .    Accumulation Value can be transferred among the Subaccounts and the fixed account.
     . Dollar cost averaging, asset allocation and rebalancing programs are available.
     . Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.
     ------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          ACCUMULATION VALUE BENEFITS


 .    You can withdraw all or part of the Cash Surrender Value. Each Policy Year, up to 15% of the Accumulation Value as of the date of the first withdrawal that Policy Year may be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; the charge is 7% if the withdrawal is made in the first year after a purchase payment is made and then the withdrawal charge decreases by 1% in each successive year to 0% after the seventh year. (Taxes and tax penalties may also apply to withdrawals.)

 .    Fixed and variable annuity payout options are available.
--------------------------------------------------------------------------------

                                DEATH BENEFITS

 .    Available as a lump-sum or under a variety of payment options.

--------------------------------------------------------------------------------

[_]  SUMMARY OF CHARGES AND EXPENSES

     The following table lists various costs and expenses that you will pay (directly or indirectly) if you invest in a Policy.

          Policy Owner Transaction Expenses

          .    Maximum Withdrawal Charge/1/                                             7%
               (as a percentage of each purchase payment withdrawn)
          .    Transfer Fee                  -  First 12 Transfers Per Year:            No Fee
                                             -  Over 12 Transfers in One Policy Year:   $10 each
          Variable Account Annual Expenses
                    (deducted daily to equal this annual % of Accumulation Value)
          .    Mortality and Expense Risk Fees                                          1.00%
          .    Administrative Expense Charge                                            0.20%
                              Total Variable Account Annual Expenses                    1.20%
          Other Annual Expenses
          .    Annual Policy Fee                                                        $30 Per Year
                    (waived if Accumulation Value is greater than
                    $50,000 on the Policy anniversary)

          Series Fund Annual Expenses
          . The following table shows the management fees and other expenses for each investment portfolio for 2000. Expenses could be higher (or lower) in the future. These expenses may reflect fee waivers and/or expense reimbursements. Fee waivers and expense reimbursements can be terminated at any time.







_____________________
/1/ Each Policy Year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

====================================================================================================================================
             Series Fund Annual Expenses/2/                                                                        Total Portfolio
             -----------------------------                 Management         12b-1 Fees                          Annual Expenses
        (as a percentage of average net assets)               Fees          (Distribution     Other Expenses     (after fee waiver
                                                           (after fee       Administration     (after expense       and expense
                      Portfolio:                           waiver)/(a)/        Expense)      reimbursement)/(a)/ reimbursement)/(a)/
                      ----------
====================================================================================================================================
Alger American Growth                                          0.75%                                0.04%               0.79%
Alger American Small Capitalization                            0.85%                                0.05%               0.90%
Deutsche VIT EAFE(R)Equity Index Fund             /(a)/        0.45%                                0.20%               0.65%
Deutsche VIT Small Cap Index Fund                 /(a)/        0.35%                                0.10%               0.45%
Federated Prime Money Fund II                     /(a)/        0.50%                                0.17%               0.67%
Federated Fund for U.S. Government Securities II  /(a)/        0.60%                                0.24%               0.84%
Fidelity VIP II Asset Manager: Growth                          0.58%                                0.11%               0.69%
Fidelity VIP II Contrafund                                     0.57%                                0.09%               0.66%
Fidelity VIP Equity Income                                     0.48%                                0.08%               0.56%
Fidelity VIP II Index 500                         /(a)/        0.24%                                0.04%               0.28%
MFS Capital Opportunities Series                  /(a)/        0.75%                                0.15%               0.90%
MFS Emerging Growth Series                        /(a)/        0.75%                                0.09%               0.84%
MFS Global Governments Series                     /(a)/        0.75%                                0.15%               0.90%
MFS High Income Series                            /(a)/        0.75%                                0.15%               0.90%
MFS Research Series                               /(a)/        0.75%                                0.09%               0.84%
MS Emerging Markets Equity                        /(a)/        1.09%                                0.71%               1.80%
MS Fixed Income                                   /(a)/        0.21%                                0.49%               0.70%
Pioneer Equity-Income VCT                                      0.65%              .25%              0.06%               0.96%
Pioneer Growth Shares VCT                                      0.70%              .25%              0.08%               1.03%
Pioneer Fund VCT                                               0.65%              .25%              0.03%               0.93%
Pioneer Mid-Cap Value VCT                                      0.65%                                0.12%               0.77%
Pioneer Real Estate Growth VCT                                 0.80%                                0.30%               1.10%
Scudder VLIF Global Discovery                     /(a)/        0.95%              .25%              0.30%               1.50%
Scudder VLIF Growth and Income                                 0.48%              .25%              0.08%               0.81%
Scudder VLIF International                                     0.81%                                0.15%               0.96%
T. Rowe Price Equity Income                       /(b)/        0.00%                                0.85%               0.85%
T. Rowe Price International  Stock                /(b)/        0.00%                                1.05%               1.05%
T. Rowe Price Limited-Term Bond                   /(b)/        0.00%                                0.70%               0.70%
T. Rowe Price New America Growth                  /(b)/        0.00%                                0.85%               0.85%
T. Rowe Price Personal Strategy Balanced          /(b)/        0.00%                                0.90%               0.90%
------------------------------------------------------------------------------------------------------------------------------------

/(a)/ Without fee waiver or expense reimbursement limits the following funds would have had the charges set forth below:
/(b)/ T. Rowe Price Funds do not itemize management fees and other expenses.

                                                                                                            Total Portfolio
          Portfolio                                           Management Fees     Other Expenses            Annual Expenses
                                                                                  and 12b-1 Fees
------------------------------------------------------------------------------------------------------------------------------------
          Deutsche VIT EAFE(R)Equity Index Fund                    0.45%              0.47%                      0.92%
          Deutsche VIT Small Cap Index Fund                        0.35%              0.34%                      0.69%
          Federated Prime Money Fund II                            0.50%              0.44%                      0.94%
          Federated Fund for U.S. Government Securities II         0.60%              0.49%                      1.09%
          Fidelity VIP II Index 500                                0.24%              0.09%                      0.33%
          MFS Capital Opportunities Series                         0.75%              0.16%                      0.91%
          MFS Emerging Growth Series                               0.75%              0.10%                      0.85%
          MFS Global Governments Series                            0.75%              0.32%                      1.07%
          MFS High Income Series                                   0.75%              0.24%                      0.99%
          MFS Research Series                                      0.75%              0.10%                      0.85%
          MS Emerging Markets Equity                               1.25%              0.71%                      1.96%
          MS Fixed Income                                          0.40%              0.49%                      0.89%
          Scudder Global Discovery                                 0.98%              0.55%                      1.53%
====================================================================================================================================

______________________
/2/ The fee and expense data regarding each Series Fund, which are fees and expenses for 2000, was provided to Companion by the Series Fund. The Series Funds are not affiliated with Companion. We have not independently verified these figures.

[_]  EXAMPLES OF EXPENSES

     The following tables contain examples of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. These examples assume that the fee waiver and expense reimbursement limits set forth in the table above will be received for all time periods shown.

====================================================================================================================================

Examples/3/                                     1.  Surrender Policy at       2.  Annuitize Policy at      3.  Policy is not
An Owner would pay the following                end of the time period or     the end of the time          surrendered and is not
expenses on a $1,000 investment,                annuitize and annuity         period and annuity           annuitized
assuming a 5% annual return on assets           option 4 (lifetime income)    option 4 (Lifetime
if:                                             is NOT chosen                 Income) IS chosen
------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                       1Yr    3Yr    5Yr    10Yr     1Yr    3Yr    5Yr    10Yr    1Yr   3Yr    5Yr    10Yr
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth                            83    115    148      260     83     66    115     260    21     66    115     260
Alger American Small Capitalization              84    118    154      274     84     69    121     274    22     69    121     274
------------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE(R)Equity Index Fund            82    111    140      243     82     61    107     243    20     61    107     243
Deutsche VIT Small Cap Index Fund                80    104    129      218     80     55     96     218    18     55     96     218
------------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                    82    111    141      245     82     62    108     245    20     62    108     245
Federated Fund for U.S. Government
     Securities II                               84    117    150      267     84     67    118     267    21     67    118     267
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth            82    112    142      248     82     63    109     248    20     63    109     248
Fidelity VIP II Contrafund                       82    111    140      244     82     62    108     244    20     62    108     244
Fidelity VIP Equity Income                       81    108    135      231     81     58    102     231    19     58    102     231
Fidelity VIP II Index 500                        78     99    119      196     78     50     87     196    16     50     87     196
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                 84    118    154      274     84     69    121     274    22     69    121     274
MFS Emerging Growth Series                       84    117    150      267     84     67    118     267    21     67    118     267
MFS High Income Series                           84    118    154      274     84     69    121     274    22     69    121     274
MFS Research Series                              84    117    150      267     84     67    118     267    21     67    118     267
MFS Global Governments Series                    84    118    154      274     84     69    121     274    22     69    121     274
------------------------------------------------------------------------------------------------------------------------------------
MS Emerging Markets Equity                       93    147    203      387     93     98    171     387    31     98    171     387
MS Fixed Income                                  82    112    143      249     82     63    110     249    20     63    110     249
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity-Income VCT                        85    120    157      282     85     71    124     282    23     71    124     282
Pioneer Growth Shares VCT                        86    122    161      290     86     73    128     290    23     73    128     290
Pioneer Fund VCT                                 85    119    155      278     85     70    123     278    22     70    123     278
Pioneer Mid-Cap Value VCT                        83    114    146      258     83     65    114     258    21     65    114     258
Pioneer Real Estate Growth VCT                   86    125    165      299     86     76    132     299    24     76    132     299
------------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Global Discovery                    90    137    187      350     90     88    154     350    28     88    154     350
Scudder VLIF Growth & Income                     84    116    149      263     84     66    116     263    21     66    116     263
Scudder VLIF International                       85    120    157      282     85     71    124     282    23     71    124     282
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                      84    117    151      268     84     68    118     268    22     68    118     268
T. Rowe Price International Stock                86    123    162      293     86     74    129     293    24     74    129     293
T. Rowe Price Limited-Term Bond                  82    112    143      249     82     63    110     249    20     63    110     249
T. Rowe Price New America Growth                 84    117    151      268     84     68    118     268    22     68    118     268
T. Rowe Price Personal Strategy Balanced         84    118    154      274     84     69    121     274    22     69    121     274
====================================================================================================================================

     These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolio's expenses for 2000. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.


                For more detailed information about the Policy,
            Please read the rest of this Prospectus and the Policy.



____________________
/3/ The $30 annual Policy Fee is reflected as a daily 0.10% charge in these Examples, based on an average Accumulation Value of $30,000.

________________________________________________
FINANCIAL STATEMENTS

   The financial statements for Companion and the Variable Account and the related independent auditors reports are contained in the Statement of Additional Information and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. (See the cover page on how to get a copy.) At December 31, 2000, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

                                                         Accumulation        Accumulation Unit
                                                        Unit Value on         Value at End of
                                                         Commencement              Year              Number of Accumulation
                     Subaccount                              Date              (December 31)         Units at End of Year**
                     ----------
                (Date of Inception)                          ($)*                 ($)*                   (December 31)
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth (12/13/96)                            12.972
         1996.........................................                            13.071                          0
         1997.........................................                            16.240                     26,564
         1998.........................................                            23.759                     74,096
         1999.........................................                            31.395                     84,335
         2000.........................................                            26.436                    102,233
Alger American Small Capitalization (12/13/96)              12.400
         1996.........................................                            12.448                          0
         1997.........................................                            13.690                     16,717
         1998.........................................                            15.638                     36,378
         1999.........................................                            22.159                     37,123
         2000.........................................                            15.939                     49,276
Deutsche VIT EAFE(R)Equity Index Fund (5/1/2000)             10.000
         2000.........................................                             8.764                     29,285
Deutsche VIT Small Cap Index Fund (5/1/2000)                 10.000
         2000.........................................                             9.288                     17,001
Federated Prime Money Fund II  (12/13/96)                     1.057
         1996.........................................                             1.059                          0
         1997.........................................                             1.098                    410,506
         1998.........................................                             1.138                  1,234,433
         1999.........................................                             1.176                  1,452,451
         2000.........................................                             1.231                  1,193,668
Federated Fund for U.S. Government Securities II             10.901
         (12/13/96)
         1996.........................................                            10.882                          0
         1997.........................................                            11.674                     31,521
         1998.........................................                            12.417                    115,478
         1999.........................................                            12.195                    167,586
         2000.........................................                            13.371                    133,110
Fidelity VIP II Asset Manager: Growth (12/13/96)             13.346
         1996.........................................                            13.353                          0
         1997.........................................                            16.500                     58,425
         1998.........................................                            19.167                    121,890
         1999.........................................                            21.827                    127,644
         2000.........................................                            18.877                    115,868
Fidelity VIP II Contrafund (12/13/96)                        13.704
         1996.........................................                            14.070                          0
         1997.........................................                            17.257                     27,082
         1998.........................................                            22.162                     43,182
         1999.........................................                            27.208                     49,759
         2000.........................................                            25.102                     48,654
Fidelity VIP Equity-Income (12/13/96)                        12.900
         1996.........................................                            13.090                          0
         1997.........................................                            16.571                     48,536
         1998.........................................                            18.276                    122,503
         1999.........................................                            19.200                    139,914
         2000.........................................                            20.568                    144,758
Fidelity VIP II Index 500 (5/1/98)                           14.036
         1997.........................................                            12.166                        N/A

                                                         Accumulation        Accumulation Unit
                                                        Unit Value on         Value at End of
                                                         Commencement              Year              Number of Accumulation
                     Subaccount                              Date              (December 31)         Units at End of Year**
                     ----------
                (Date of Inception)                          ($)*                 ($)*                   (December 31)
--------------------------------------------------------------------------------------------------------------------------------
         1998.........................................                            15.425                     22,471
         1999.........................................                            18.367                     53,067
         2000.........................................                            16.459                     84,966
MFS Emerging Growth Series (12/13/96)                        13.637
         1996.........................................                            13.480                          0
         1997.........................................                            16.230                     21,242
         1998.........................................                            21.521                     52,838
         1999.........................................                            37.575                     53,502
         2000.........................................                            29.846                     55,328
MFS High Income Series (12/13/96)                            11.517
         1996.........................................                            11.548                          0
         1997.........................................                            12.960                     17,267
         1998.........................................                            12.782                     27,426
         1999.........................................                            13.442                     38,501
         2000.........................................                            12.395                     36,405
MFS Research Series (12/13/96)                               13.093
         1996.........................................                            13.277                          0
         1997.........................................                            15.775                     30,779
         1998.........................................                            19.231                     62,140
         1999.........................................                            23.571                     63,162
         2000.........................................                            22.159                     64,082
MFS Capital Opportunities Series (5/1/98)                    14.829
         1997.........................................                            12.394                          0
         1998.........................................                            15.528                      8,136
         1999.........................................                            22.618                     19,364
         2000.........................................                            21.531                     42,245
MFS Global Governments Series (12/13/96)                     10.503
         1996.........................................                            10.527                          0
         1997.........................................                            10.283                     14,907
         1998.........................................                            10.963                     39,700
         1999.........................................                            10.561                     56,404
         2000.........................................                            10.945                     66,519
MS Emerging Markets Equity (5/1/99)                           8.930
         1998.........................................                               N/A                        N/A
         1999.........................................                            13.469                        206
         2000.........................................                             8.131                      9,957
MS Fixed Income (5/1/99)                                     10.720
         1998.........................................                               N/A                        N/A
         1999.........................................                            10.167                          0
         2000.........................................                            11.159                      1,207
Pioneer Mid-Cap Value VCT (5/1/98)                           11.771
         1998.........................................                            11.156                     11,695
         1999.........................................                            12.461                     28,889
         2000.........................................                            14.529                     27,865
Pioneer Real Estate Growth VCT (5/1/98)                      13.196
         1998.........................................                             9.818                      4,031
         1999.........................................                             9.295                      9,564
         2000.........................................                            11.895                     26,597
Pioneer Equity-Income VCT (5/1/2000)                         10.000
         2000.........................................                            11.492                     24,875
Pioneer Growth Shares VCT (5/1/2000)                         10.000
         2000.........................................                             9.290                        100
Pioneer Fund VCT (5/1/2000)                                  10.000
         2000.........................................                             9.761                      3,758
Scudder VLIF Global Discovery (5/1/98)                       13.631
         1998.........................................                            13.176                      1,790

                                                         Accumulation        Accumulation Unit
                                                        Unit Value on         Value at End of
                                                         Commencement              Year              Number of Accumulation
                     Subaccount                              Date              (December 31)         Units at End of Year**
                     ----------
                (Date of Inception)                          ($)*                 ($)*                   (December 31)
--------------------------------------------------------------------------------------------------------------------------------
         1999.........................................                            21.563                      3,753
         2000.........................................                            20.150                      7,361
Scudder VLIF Growth and Income (5/1/98)                      13.557
         1998.........................................                            12.847                     22,458
         1999.........................................                            13.425                     38,046
         2000.........................................                            12.955                     37,500
Scudder VLIF International (12/13/96)                        11.719
         1996.........................................                            12.067                          0
         1997.........................................                            13.004                     15,759
         1998.........................................                            15.223                     40,818
         1999.........................................                            23.241                     48,923
         2000.........................................                            17.979                     54,445
T. Rowe Price Equity Income (12/13/96)                       13.501
         1996.........................................                            13.731                          0
         1997.........................................                            17.481                     52,630
         1998.........................................                            18.839                    118,982
         1999.........................................                            19.305                    120,958
         2000.........................................                            21.564                    114,415
T. Rowe Price International Stock (12/13/96)                 11.560
         1996.........................................                            11.976                          0
         1997.........................................                            12.200                     23,539
         1998.........................................                            13.964                     57,275
         1999.........................................                            18.394                     70,203
         2000.........................................                            14.932                     92,978
T. Rowe Price Limited-Term Bond (12/13/96)                   10.582
         1996.........................................                            10.582                          0
         1997.........................................                            11.160                     31,032
         1998.........................................                            11.828                    114,315
         1999.........................................                            11.785                    156,206
         2000.........................................                            12.720                    189,131
T. Rowe Price New America Growth (12/13/96)                  15.121
         1996.........................................                            15.496                          0
         1997.........................................                            18.543                     19,742
         1998.........................................                            21.712                     55,861
         1999.........................................                            24.187                     57,697
         2000.........................................                            21.359                     65,416
T. Rowe Price Personal Strategy Balanced (12/13/96)          12.552
         1996.........................................                            12.719                          0
         1997.........................................                            14.833                     50,339
         1998.........................................                            16.755                    130,290
         1999.........................................                            17.946                    153,234
         2000.........................................                            18.691                    137,229

*    Accumulation Unit values are rounded to the nearest hundredth of a cent.
**   Number of Accumulation Units is rounded to the nearest unit.

-----------------------------------------------------------
ABOUT US

     We are Companion Life Insurance Company, a stock life insurance company organized under the laws of the State of New York in 1949. We are a wholly-owned subsidiary of United of Omaha Life Insurance Company, which is a subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provide life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. Companion is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in New York.

     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

-----------------------------------------------------------
INVESTMENT OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options --- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (allocations to the systematic transfer accounts may be made only in limited circumstances). Allocations must be in whole percentages and total 100%.

The investment results of each investment portfolio, whose investment objectives are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.

     You can choose among 30 variable investment options and three fixed rate options.

 .    VARIABLE INVESTMENT OPTIONS

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.

     The Variable Account, Companion Separate Account C, provides you with 30 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or Companion. The Variable Account was established as a separate investment account of Companion under New York law on February 14, 1994. Under New York law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and
             ----------------------------------------------------------------
they could go down in value. Each portfolio operates as a separate investment
---------------------------
fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.


The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                         Variable Investment Options
   Asset Category                     Under Companion Separate Account C
       /(*)/                             (Series Fund - Portfolio)                                     Objective
------------------------------------------------------------------------------------------------------------------------------------
                          Investments
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity   Morgan Stanley Universal Institutional Funds, Inc. -        Long-term capital appreciation
                          MS Emerging Markets Equity Portfolio/(6)/
                          ----------------------------------------------------------------------------------------------------------
                                                Emerging market country securities
------------------------------------------------------------------------------------------------------------------------------------
International Equity      Deutsche Asset Management VIT Funds -                       Long-term capital appreciation
                          Deutsche VIT EAFE(R)Equity Index Fund Portfolio/(12)/
                          ----------------------------------------------------------------------------------------------------------
                             Statistically selected sample of the securities found in the EAFE(R)Index
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Life Investment Fund -                     Long-term capital appreciation
                          Scudder VLIF Global Discovery Portfolio/(9)/
                          ----------------------------------------------------------------------------------------------------------
                                          Small companies in the U.S. or foreign markets
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Life Investment Fund -                     Long-term capital appreciation
                          Scudder VLIF International Portfolio/(9)/
                          ----------------------------------------------------------------------------------------------------------
                              Common stocks of companies which do business outside the United States
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price International Series, Inc. -                  Long-term capital appreciation
                          T. Rowe Price International Stock Portfolio/(10)/
                          ----------------------------------------------------------------------------------------------------------
                                                Common stocks of foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity        Pioneer Variable Contracts Trust -                          Long-term capital appreciation with current
                          Pioneer Real Estate Growth VCT Portfolio/(8)/               income
                          ----------------------------------------------------------------------------------------------------------
                          Real estate investment trusts (REITs) and other real estate industry companies
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity          Alger American Fund -                                       Long-term capital appreciation
                          Alger American Small Capitalization Portfolio/(1)/
                          ----------------------------------------------------------------------------------------------------------
                             Equity securities of companies with total market capitalization of less than $1 billion
                          ----------------------------------------------------------------------------------------------------------
                          Deutsche Asset Management VIT Funds -                       Long-term capital appreciation
                          Deutsche VIT Small Cap Index Fund Portfolio/(12)/
                          ----------------------------------------------------------------------------------------------------------
                           Statistically selected sample of the securities found in the Russell 2000(R)Index
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity            Pioneer Variable Contracts Trust -                          Long-term capital appreciation
                          Pioneer Mid-Cap Value VCT Portfolio/(8)/
                          ----------------------------------------------------------------------------------------------------------
                                                  Currently undervalued companies
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Equity   Alger American Fund -                                       Long-term capital appreciation
                          Alger American Growth Portfolio/(1)/
                          ----------------------------------------------------------------------------------------------------------
                             Equity securities of companies with total market capitalization of more than $1 billion
                          ----------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund II -              Long-term capital appreciation
                          Fidelity VIP II Contrafund Portfolio/(3)/
                          ----------------------------------------------------------------------------------------------------------
                                                  Currently undervalued companies
                          ----------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund II -              Long-term capital appreciation with current
                          Fidelity VIP II Index 500 Portfolio/(3)/                    income
                          ----------------------------------------------------------------------------------------------------------
                                      Stocks that comprise the Standard and Poor's 500 Index
                          ----------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -                              Long-term capital appreciation
                          MFS Emerging Growth Series Portfolio/(5)/
                          ----------------------------------------------------------------------------------------------------------
                              Common stocks of small and medium-sized companies with growth potential
                          ----------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -                              Long-term capital appreciation
                          MFS Research Series Portfolio/(5)/
                          ----------------------------------------------------------------------------------------------------------
                             Research analyst's recommendations for best expected capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                          Long-term capital appreciation
                          Pioneer Growth Shares VCT Portfolio/(8)/
                          ----------------------------------------------------------------------------------------------------------
                             Focus on secular trends, competitive strength and return on incremental invested capital
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                         Long-term capital appreciation
                          T. Rowe Price New America Growth Portfolio/(11)/
                          ----------------------------------------------------------------------------------------------------------
                               Common stocks of U.S. companies in the service sector of the economy
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         Variable Investment Options
   Asset Category                     Under Companion Separate Account C
       /(*)/                             (Series Fund - Portfolio)                                     Objective
------------------------------------------------------------------------------------------------------------------------------------
                          Investments
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Equity    Fidelity Variable Insurance Products Fund -                 Dividend income & capital appreciation
                          Fidelity VIP Equity Income Portfolio/(3)/
                          ----------------------------------------------------------------------------------------------------------
                                                              Income-producing equity securities
                          ----------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -                              Long-term capital appreciation
                          MFS - Capital Opportunities Series Portfolio/(5)/
                          ----------------------------------------------------------------------------------------------------------
                                                       Common stocks of domestic and foreign companies
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                          Current income & long-term growth
                          Pioneer Equity-Income VCT Portfolio/(8)/
                          ----------------------------------------------------------------------------------------------------------
                                              Focus on large, strong companies with histories of dividend growth
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                          Capital growth with current income
                          Pioneer Fund VCT Portfolio/(8)/
                          ----------------------------------------------------------------------------------------------------------
                                               Emphasizes high-quality, value and long-term earnings potential
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Life Investment Fund -                     Long-term capital appreciation with current
                          Scudder VLIF Growth and Income Portfolio/(9)/               income
                          ----------------------------------------------------------------------------------------------------------
                                                        Common stocks of large, established companies
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                         Dividend income & capital appreciation
                          T. Rowe Price Equity Income Portfolio/(11)/
                          ----------------------------------------------------------------------------------------------------------
                                                    Dividend-paying common stocks of established companies
------------------------------------------------------------------------------------------------------------------------------------
Hybrid                    Fidelity Variable Insurance Products Fund II -              Long-term capital appreciation
                          Fidelity VIP II Asset Manager: Growth Portfolio/(3,4)/
                          ----------------------------------------------------------------------------------------------------------
                                                Domestic and foreign stocks, bonds and short-term investments
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                         Capital appreciation & dividend income
                          T. Rowe Price Personal Strategy Balanced Portfolio/(11)/
                          ----------------------------------------------------------------------------------------------------------
                                              Diversified portfolio of stocks, bonds and money market securities
------------------------------------------------------------------------------------------------------------------------------------
International Fixed       MFS Variable Insurance Trust -                              Seeks income & capital appreciation
Income                    MFS - Global Governments Series Portfolio/(5)/
                          ----------------------------------------------------------------------------------------------------------
                                                                International government bonds
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income   MFS Variable Insurance Trust -                              High current income and capital appreciation
                          MFS - High Income Series Portfolio/(5)/
                         -----------------------------------------------------------------------------------------------------------
                                            Diversified bond portfolio, some of which may involve equity features
------------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term /       Morgan Stanley Universal Institutional Funds, Inc. -        Above average return from a diversified
Long-Term Fixed Income    MS Fixed Income Portfolio/(7)/                              portfolio of fixed income securities
                          ----------------------------------------------------------------------------------------------------------
                                           Medium to high quality fixed income investments of intermediate maturity
                          ----------------------------------------------------------------------------------------------------------
                          Federated Insurance Series -                                Current income
                          Federated Fund for U.S. Gov't Securities II Portfolio/(2)/
                          ----------------------------------------------------------------------------------------------------------
                                                                    U.S. Government bonds
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Fixed Income   T. Rowe Price Fixed Income Series, Inc. -                   High level of current income consistent with
                          T. Rowe Price Limited-Term Bond Portfolio/(11)/             modest price fluctuations
                          ----------------------------------------------------------------------------------------------------------
                                                 Short and intermediate-term investment grade debt securities
------------------------------------------------------------------------------------------------------------------------------------
Cash                      Federated Insurance Series -                                Current income consistent with the stability
                          Federated Prime Money Fund II Portfolio/(2)/                of principal
                          ----------------------------------------------------------------------------------------------------------
                                                            High-quality money market instruments
------------------------------------------------------------------------------------------------------------------------------------

/(*)/ Asset category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure that any portfolio will perform consistent with the categorization. Information contained in the Series Funds' prospectuses should be read carefully before investing in any Subaccount.

     Investment advisers of the Series Funds:

     (1)  Fred Alger Management, Inc.
     (2)  Federated Investment Management Company.
     (3)  Fidelity Management & Research Company.
     (4) Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.
     (5)  Massachusetts Financial Services Company.
     (6)  Morgan Stanley Asset Management Inc.
     (7)  Miller Anderson & Sherrerd, LLP.
     (8)  Pioneer Investment Management, Inc.
     (9)  Scudder Kemper Investments, Inc.
     (10) Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert
          Fleming Holdings Limited.
     (11) T. Rowe Price Associates, Inc.
     (12) Deutsche Asset Management, Inc.

     We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.

     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the Series Funds.

     The performance history of each Variable Account Subaccount, which gives you an indication of how each portfolio has performed and the effect of Policy expenses on that performance, is discussed in the Statement of Additional Information. You may obtain a copy from us. The performance history of each portfolio is more fully described in the Series Fund prospectus for each portfolio. Past performance may not be an indication of future performance.

     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the Series Funds which accompany this Prospectus.

     We may receive revenues from the investment portfolios or their investment advisers. These revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.

     Adding, Deleting, or Substituting Variable Investments

     We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change

     New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Federated Prime Money Fund II Portfolio.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[_]  FIXED RATE OPTIONS

     There are three fixed rate options: a fixed account and two systematic transfer accounts. With the fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield at least 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk that we
                                          ----------------------------------
will not credit more interest than will yield 3% per year for the life of the
-----------------------------------------------------------------------------
Policy. We have full control over how assets allocated to fixed rate options are
------
invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed investment options, please see the Policy.

     All amounts allocated to the fixed rate options become part of the general account assets of Companion. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the fixed account disclosures in this Prospectus.


     Systematic Transfer Accounts

     A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. Funds may not be transferred from the Subaccounts or the fixed account to the systematic transfer account after you purchase the Policy (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.

     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account within either a five-month period or a 13-month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

     Fixed Account and Systematic Transfer Accounts

     The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate option. We have sole discretion to invest the assets of our general account, subject to applicable law.

     We have sole discretion to set current interest rates of the fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the minimum interest rate which is guaranteed to yield 3% per year (compounded annually).

     We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of
                   ------------------------------------------------------------
the guaranteed minimum rate, or not to declare any excess interest. Once
------------------------------------------------------------------
declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

     We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:

     (i) the amount of purchase payment allocated or Accumulation Value transferred to the fixed account or systematic transfer account, less
     (ii) taxes allocable to the fixed account or systematic transfer account, less
     (iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges) or transfers to the Variable Account, plus
     (iv)  interest at a rate which is guaranteed to yield 3% per year, and plus
     (v) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

[_]  TRANSFERS

     The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Prior to the Annuity Starting Date, you may transfer Policy value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

     Transfer Rules:

     . We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will not allow more than 24 transfers in a Policy Year.
     .    A transfer from the fixed account:
          - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);
          -    is free;
          -    may be delayed up to six months;
          -    does not count toward the 12 free transfer limit; and
          - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.
     . We reserve the right to limit transfers, or to modify transfer privileges into any Subaccount and we reserve the right to change the transfer rules at any time. We also reserve the right to refuse to complete any transfer into a Subaccount that we determine is intended to be for "market timing" purposes.
     . If the accumulation value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Federated Prime Money Fund II Portfolio.
     . Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.
     . If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.
     . Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in any Subaccount to which a transfer is made.
     . We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

     Third-Party Transfers

      Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. All third-party transfers are subject to the same rules as all other transfers.

[_]  DOLLAR COST AVERAGING

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

The dollar cost averaging and the STEP programs are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.

     Dollar Cost Averaging Rules:

     .    The dollar cost averaging program is free.
     . We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
     . Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     . There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
     . Amount of each transfer must be at least $100, and must be $50 per Subaccount.

     . If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     . Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     . You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     . You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.

[_]  SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP program")

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either five months or 13 months, depending upon which time period you elect. You cannot transfer amounts from a STEP account to the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the fixed account.

     You cannot transfer amounts from the STEP program to the fixed account.

     STEP Program Rules:

     .    The STEP program is free.
     . Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code
          Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments only if there is no current balance in the systematic transfer account.
     .    Must have at least $5,000 in a systematic transfer account to begin
     .    the program.
     . You may only participate in one systematic transfer account, but not in both.
     . Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
     .    Transfers must be at least $50 per Subaccount.
     . Upon receipt of funds by Section 1035 exchange, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
     .    Cannot begin before the end of the Policy's "right to examine" period.
     . You may specify transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business
          Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     .    No transfers may be made into the systematic transfer account.
     . All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
     . The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

[_]  ASSET ALLOCATION PROGRAM

     The asset allocation program allows you to allocate purchase payments and policy value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below.

The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

Asset Allocation Program Rules:

 .    The asset allocation program is free.
 .    You must request the asset allocation program in the Policy application or by Written Notice.
 .    Changed instructions, or a request to end this program, must also be by
     Written Notice.
 .    You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
 .    Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
 .    The asset allocation program will automatically rebalance your value in the
     Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subacounts will be rebalanced to the then-current version of the model in effect.
 .    The Series Funds that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the funds in that model, unless you provide us with changed instructions.

     The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.


-----------------------------------------------------------------------------------------------------------------------------------
                                                      ASSET ALLOCATION MODELS
                                                       CURRENT ALLOCATIONS*
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Capital
                                             Principal    Portfolio Protector     Income           Accumulator         Equity
                                             Conserver       (moderately          Builder         (moderately         Maximizer
            Portfolio                      (conservative)   conservative)       (moderate)         aggressive)       (aggressive)
                                                 %                %                  %                  %                  %
Alger American Small Capitalization                                                                     3                  6
Deutsche VIT EAFE(R)Equity Index Fund            4                6                  7                  9                 14
Deutsche VIT Small Cap Index Fund                                 3                  4                  6                  4
Federated Prime Money Fund II                   25               15                  8
Fidelity VIP Equity Income                                                           5                  6                 10
Fidelity VIP II Index 500                        5               10                 10                 11                  9
MFS Capital Opportunities Series                 6                6                 12                 15                 16
MFS Global Governments Series                    5                5                  5
MFS High Income Series                           5                3                  3
-----------------------------------------------------------------------------------------------------------------------------------
MS Emerging Markets Equity                                                           2                  3                  7
MS Fixed Income                                  5                3
Pioneer Equity-Income VCT                        5               12                  5                  4
Pioneer Real Estate Growth VCT                                                       4                  5                  6
Scudder VLIF International                                                                                                14
T. Rowe Price International Stock                                 5                  8                 12
T. Rowe Price Limited-Term Bond                 40               32                 22                 19                  2
T. Rowe Price New America Growth                                                     5                  7                 12
-----------------------------------------------------------------------------------------------------------------------------------
              *    We retain the right to change model allocations or to substitute portfolio options therein in future prospectuses. Amounts you allocate to a model portfolio will be invested pursuant to the then current portfolio allocations for that model.
-----------------------------------------------------------------------------------------------------------------------------------

     We use Ibbotson Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.

[_]  REBALANCING PROGRAM

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semiannual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

     Rebalancing Program Rules:

  .  The rebalancing program is free.
  . You must request the rebalancing program and give us your rebalancing instructions by Written Notice or an authorized telephone transfer. Changed instructions, or a request to end this program must also be by Written Notice.
  . You must have at least $10,000 of Policy Accumulation Value to begin the rebalancing program.
  .  You may have rebalancing occur quarterly, semiannually or annually.
  . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
  . If you elect the asset allocation program, your value in the Subaccounts will automatically be rebalanced to the model you select on an annual basis, unless you elect semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.


The rebalancing program does not protect against a loss and may not achieve your investment goal.

----------------------------
IMPORTANT POLICY PROVISIONS

     The Ultrannuity Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

[_]  POLICY APPLICATION AND ISSUANCE

     To purchase a Policy, you must submit an application and a minimum initial purchase payment. A Policy usually will be issued only if you are age 0 through
83. We reserve the right to reject any application or purchase payment for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

     If your application is in good order upon receipt, we will credit your initial net purchase payment to the Policy's Accumulation Value in accordance with the "right to examine" rules after the later of the date we receive your application or your payment. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial purchase payment unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met. The date we credit your initial net purchase payment to your Policy's Accumulation Value is the date of issue of the Policy.

     You can purchase a tax-qualified policy in connection with a Section 401(a) pension or profit-sharing plan, a Section 403(b) tax-sheltered annuity or an IRA or Roth IRA, subject to certain limitations. See the FEDERAL TAX MATTERS section of this Prospectus for details.

     Application in Good Order

     All application questions must be answered, but particularly note these requirements:

     - The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     - Your purchase payment allocations must be completed, be in whole percentages, and total 100%.
     - Initial purchase payment must meet minimum purchase payment requirements.
     -   Your signature and your agent's signature must be on the application.
     -   Identify the type of plan, whether it is nonqualified or qualified.
     -   City, state, and date application was signed must be completed.
     -   Your agent must be both properly licensed and appointed with us.

     Purchase Payment Requirements

     Your purchase payment checks should be made payable to "Companion Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our Electronic Fund Transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.

     Initial Purchase Payment:
     ------------------------

     -    The only purchase payment required.  All others are optional.
     - Must be at least $5,000; $2,000 if payment is made via our electronic fund transfer program and you elect to make additional electronic fund transfer payments of $100 per month, or quarterly, semiannual or annual payment equivalents.

     Additional Purchase Payments:
     ----------------------------

     - Must be at least $500; $100 if payments are made via our electronic fund transfer program.
     - Will not be accepted on or after the sooner of (i) the Policy anniversary following your 83/rd/ birthday or (ii) your Annuity Starting Date.
     Allocating Your Purchase Payments

     You must allocate your purchase payments to one or more of the variable investment or the fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

     -    Allocations must be in whole percentages, and total 100%.
     - The minimum allocation amount is $500 ($100 under the electronic fund transfer program).
     - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
     - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to special requirements.
     - We will allocate your initial purchase payment to your selected Subaccounts on the date of issue of the Policy.

[_]  ACCUMULATION VALUE

     On your Policy's date of issue, the Accumulation Value equals the initial purchase payment. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

     Variable Account Value

     The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

          (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
          (b)   the current Accumulation Unit value.

     A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the day during which the net purchase payment or transfer is allocated to or cancelled from the Variable Account. The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

          (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the cumulative unpaid charge for the mortality and expense risk charge and administrative expense charge; minus
          (c) any applicable charge for federal and state income taxes, if any; the result divided by
          (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

     Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

     Fixed Account Value

     The accumulation value of the fixed account on any Business Day equals:

           (a) the accumulation value at the end of the preceding Business Day; plus
           (b) any net purchase payments credited since the end of the previous Business Day; plus
           (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus
           (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus
           (e) any partial withdrawal and withdrawal charge taken from the fixed account since the end of the previous Business Day; plus
           (f) interest credited on the fixed account balance.

     Systematic Transfer Account Value

     The accumulation value of the systematic transfer account on any Business Day equals:

          (a)  the value at the end of the previous Business Day; plus
          (b) any purchase payments credited since the preceding Business Day; minus
          (c) any transfers from the systematic transfer account to the Subaccounts since the end of the previous Business Day; plus
          (d)  interest credited on the systematic transfer account balance.

[_]  TELEPHONE TRANSACTIONS


     Telephone Transactions Permitted                      Telephone Transaction Rules:
 .    Transfers.                                            .    Only  you  may  elect.  Do so on the  Policy  application  or by
 .    Partial withdrawals of $10,000 or less by you.             prior Written Notice to us.
 .    Change of purchase payment allocations.               .    Must be  received  by  close  of the  New  York  Stock  Exchange
                                                                ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next Business Day.
                                                           .    Will be recorded for your protection.
                                                           .    For security, you must provide your Social Security number and/or other identification information.
                                                           .    May be discontinued at any time as to some or all Owners.

     We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

[_]  DEATH OF ANNUITANT

     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

     If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant. If you do not name a new Annuitant, you will become the Annuitant.

[_]  DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months from the date we receive your Written Notice. We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

[_]  MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

[_]  POLICY TERMINATION

     We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge and premium taxes may apply.

-----------------------------------------------------------
EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each Series Fund prospectus.

[_]  WITHDRAWAL CHARGE

       ------------------------------------------------------------------------
       Years Since Receipt of Purchase Payment   1   2   3   4   5   6   7   8+
       ------------------------------------------------------------------------
       Applicable Withdrawal Charge Percentage   7%  6%  5%  4%  3%  2%  1%  0%
       ------------------------------------------------------------------------

     We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.


     We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account or the systematic transfer account on a pro rata basis, unless you instruct us otherwise.

     The withdrawal charge will not apply:

     (a)  to a death benefit paid under the Policy;
     (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision below;
     (c)  when a withdrawal charge waiver is available, as described below;
     (d) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or
     (e) to amounts you paid in excess of the allowable tax deduction that we refund to you.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

     Free Partial Withdrawals

     Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year. Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options).

     Withdrawal Charge Waivers

     We will waive the withdrawal charge upon partial withdrawals and surrenders where you are permanently totally disabled. Totally disabled means you are unable to work at any job for renumeration or profit for which you have been trained and the disability has continued for at least six months. We may require proof of such disability. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.

     The disability waiver is not available if any Owner is age 65 or older on the date of withdrawal.

[_]  MORTALITY AND EXPENSE RISK CHARGE

     We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

     1.00% annual rate, deducted daily from net assets in the Variable Account.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through Administrative Charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

[_]  ADMINISTRATIVE CHARGES

     These charges help cover our cost to administer your Policy and will not increase.

     Policy Fee          $30 annually
     -------------------------------------------------------
                         0.20% annual rate, deducted daily
     Administrative      from the net assets of each
     Expense Charge      Subaccount

     We deduct a Policy Fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

     We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

[_]  TRANSFER FEE

     $10 per Subaccount transfer after 12 free transfers each Policy Year.

     The first 12 transfers from Subaccounts, and all transfers from the fixed account or the systematic transfer account are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, the STEP program, asset allocation and rebalancing program transfers do not count toward the 12 free transfers.

[_]  TAXES

     Currently, NONE.

     No charges are currently made for taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

[_]  OTHER EXPENSES; INVESTMENT ADVISORY FEES

     See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.

     Each Series Fund portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompany this Prospectus. They are also summarized in the Series Fund annual expenses table in the INTRODUCTION AND SUMMARY section at the beginning of this Prospectus.

-----------------------------------------------------------
POLICY DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

[_]  WITHDRAWALS

     Withdrawals may be subject to:
          -    Income Tax
          -    Penalty Tax
          -    Withdrawal Charge

     You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

     "Free" Partial Withdrawals

     Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without
                  ------------------------------------------------
deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 15% amount.

     Systematic Withdrawal Plan

     The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to surrender charges; you may wish to consult a tax adviser before requesting this plan.

     Withdrawal Rules:

     . Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
     . Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
     . Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
     . No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be completed in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.

     . Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.

     . Because a withdrawal charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.

     . Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax.

[_]  ANNUITY PAYMENTS

     Annuity payments:
       -   may be fixed or variable;
       - may be subject to a withdrawal charge if made within 2 years of the last purchase payment.
       -   may be taxable, and if premature, subject to a tax penalty.

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

     Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge does apply to Accumulation Value placed under other annuity payout options.

     Annuity payment payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of
     ----------------------
     interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 2000a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us.
           Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

     Variable Annuity Payments. Variable annuity payments, other than the first,
     -------------------------
     vary in amount depending upon the investment performance of the applicable Subaccounts. We guarantee that the dollar amount of each variable payment after the first will not be affected by actual expenses (except changes in fund management expenses) or changes in mortality experience.

     "Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee and income taxes and penalty tax.

     The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 2000a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

     Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

     Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

     Annuity Starting Date

     You select the Annuity Starting Date on the Policy application. The Annuity Starting Date is the date that annuity payments begin. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Annuitant's 90th birthday. Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

     Transfers after the Annuity Starting Date

     After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s)' Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.

     Selecting an Annuity Payout Option

     You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, we will apply Accumulation Value in the Variable Account to provide variable annuity payments, and Accumulation Value in the fixed account to provide fixed annuity payments, and annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.

     If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictate otherwise).

     Annuity Payout Options

     If the continuation of variable payments being made under an option does not depend upon the payee remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payments under an option depend upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     NOTE: Unless you elect a payout option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     The following annuity payout options are currently available:

1)   Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we
     ------------------------------------
     annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2)   Income of a Specified Amount. Proceeds are paid in monthly installments of
     ----------------------------
     a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3)   Income for a Specified Period. Periodic payments of proceeds are paid for
     -----------------------------
     the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

4)   Lifetime Income. Proceeds are paid as monthly income during the Annuitant's
     ---------------
     life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 2000a mortality table) or, if more favorable to the Payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.

     Guarantees available for the Lifetime Income Option.
     ---------------------------------------------------

         Guaranteed Period - An amount of monthly income is guaranteed for a
         -----------------
         specified number of years, and thereafter as long as the Annuitant lives.

         Guaranteed Amount - An amount of monthly income is guaranteed until the
         -----------------
         sum of the payments equal the
         proceeds placed under the option and as long after that as the Annuitant lives.

5)   Lump-Sum.  Proceeds are paid in one sum.
     --------

6)   Alternative Schedules. We may be able to accommodate making annuity
     ---------------------
     payments under other options, including joint and survivor periods. Contact us for more information.

[_]  DEATH BENEFITS

     We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

     If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

A death benefit is payable upon:

     - purchase payment check or draft being honored (i.e., your Policy is in force);
     -    receipt of Due Proof of Death of the first Owner to die;
     -    election of an annuity payout option (or lump-sum payment); and
     -    proof that such Owner died before annuity payments begin.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     Standard Death Benefit

     If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. The death benefit equals the greater of:

     (1) your Policy's Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive Due Proof of Death or an annuity payout option is elected; or
     (2) the sum of net purchase payments reduced proportionately by partial withdrawals.

     A partial withdrawal will reduce the standard death benefit in the same proportion that the Accumulation Value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the death benefit by a fraction where the numerator of the fraction is the amount of the partial withdrawal and the denominator is the Accumulation Value immediately prior to the withdrawal. Therefore, the reduction in death benefit will exceed the amount withdrawn when the death benefit is greater than the Accumulation Value at the time of the withdrawal.

     If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

     Beneficiary

     When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

     IRS Required Distribution

     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

----------------------
FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

[_]  TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural
     -----------------------------------------------------------------------
persons.
-------

 .    Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

 .    Penalty Tax on Certain Withdrawals. In the case of a distribution from a
Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  -  made on or after the taxpayer reaches age 59 1/2;
  -  made on or after an Owner's death;
  -  attributable to the taxpayer's becoming disabled; or
  - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

 .    Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

 .    Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

 .    Taxation of Death Benefit Proceeds. Amounts may be distributed from the
Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

 .    Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

 .    Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

 .    Multiple Policies. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

 .    Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."


[_]  TAXATION OF QUALIFIED POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

 .    Individual Retirement Accounts (IRAs), as defined in Section 408 of the
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision in the Policy comports with IRA qualification requirements.

 .    Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

 .    Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

 .    Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

 .    Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of
distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


[_]  POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

-----------------
MISCELLANEOUS

[_]  DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to a distributor may be up to 7 1/2% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the Expenses section of the Prospectus.

[_]  SALES TO EMPLOYEES

     Certain distribution costs may be waived for sales to employees of Companion and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

[_]  VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

[_]  DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

[_]  LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.


         -------------------------------------------------------------------
             DO YOU HAVE QUESTIONS?

                  If you have questions about your Policy or this
             Prospectus, you may contact your agent or broker who gave
             this Prospectus to you, or you may contact us at: COMPANION LIFE, Variable Product Services P.O. Box 3664, Omaha,
             Nebraska 68103-0664. Telephone 1-800-494-0067.
         -------------------------------------------------------------------

-----------------------------------
STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public
 ------------------
Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:


                           Contents                           Page(s)
                 ------------------------------------------------------
                 The Policy - General Provisions                 2
                      Owner and Joint Owner
                      Entire Contract
                      Deferment of Payment and Transfers
                      Incontestability
                      Misstatement of Age or Sex
                      Nonparticipating
                      Assignment
                      Evidence of Age or Survival
                 ------------------------------------------------------
                 Federal Tax Matters                             3
                      Tax Status of the Policy
                      Taxation of Companion Life
                 ------------------------------------------------------
                 State Regulation of Companion                   4
                 Administration
                 Records and Reports
                 Distribution of the Policies
                 Custody of Assets
                 ------------------------------------------------------
                 Historical Performance Data                   5-11
                      Money Market Yields
                      Other Subaccount Yields
                      Average Annual Total Returns
                      Other Performance Information
                 ------------------------------------------------------
                 Other Information                              12
                 ------------------------------------------------------
                 Financial Statements                           12

                      STATEMENT OF ADDITIONAL INFORMATION

                     ULTRANNUITY SERIES V VARIABLE ANNUITY
                     =====================================

              Issued through:  COMPANION LIFE SEPARATE ACCOUNT C

         Offered by:  COMPANION LIFE INSURANCE COMPANY ("we, us, our")

                  303 Merrick Road, Lynbrook, New York 11563
           Service Office: P.O.Box 3664, Omaha, Nebraska 68108-0664

                               =================

     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2001 by calling 1-800-494-0067 or by writing to us at: Companion Life, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664. Terms used in the current Prospectus for the Policy have the same meaning in this Statement.


         This Statement of Additional Information is not a prospectus.
You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.

Dated: May 1, 2001

                                   Contents                    Page(s)
                     -------------------------------------------------
                     The Policy - General Provisions             2
                       Owner and Joint Owner
                       Entire Contract
                       Deferment of Payment and
                         Transfers
                       Incontestability
                       Misstatement of Age or Sex
                       Nonparticipating
                       Assignment
                       Evidence of Age or Survival
                     -------------------------------------------------
                     Federal Tax Matters                         3
                       Tax Status of the Policy
                       Taxation of Companion Life
                     -------------------------------------------------
                     State Regulation of Companion               4
                     Administration
                     Records and Reports
                     Distribution of the Policies
                     Custody of Assets
                     -------------------------------------------------
                     Historical Performance Data              5-11
                       Money Market Yields
                       Other Subaccount Yields
                       Average Annual Total Returns
                       Other Performance Information
                     -------------------------------------------------
                     Other Information                          12
                     -------------------------------------------------
                     Financial Statements                       12



     The following provides additional information about us and the Policy that may be of interest to you and is not addressed in the Prospectus.

                        THE POLICY - GENERAL PROVISIONS
                        ===============================
Owner and Joint Owner
=====================
   While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Entire Contract
===============
   The entire contract is the Policy, as well as the data page, any riders and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.
   Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.
   We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

Deferment of Payment and Transfers
==================================
   We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:
     (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
     (b) trading on the New York Stock Exchange is restricted;
     (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
     (d) the Securities Exchange Commission permits delay for the protection of security holders.
   The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.
   We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.
   We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

Incontestability
================
   We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

Misstatement of Age or Sex
==========================
   We may require proof of the Annuitant's age before making any life annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and the monthly annuity payments will be determined using the correct age and sex.
   If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

Nonparticipating
================
   No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

Assignment
==========
   You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. The rights of any payee will be subject to a collateral assignment.
   If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

Evidence of Age or Survival
===========================
   We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                              FEDERAL TAX MATTERS
                              ===================

Tax Status of the Policy
========================

   Diversification Requirements.  Section 817(h) of the Internal Revenue Code
   ============================
(the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. (S) 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury regulations.

   Owner Control.  In certain circumstances, owners of variable annuity
   ==============
contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

   The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the Owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

   Distribution Requirements.  The Code also requires that nonqualified policies
   =========================
contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the Annuity Starting Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfies all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Companion Life
==========================

   We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                      STATE REGULATION OF COMPANION LIFE
                      ==================================

   We are subject to New York law and to regulation by the New York Department of Insurance. We file an annual statement with the New York Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.


                                ADMINISTRATION
                                ==============

   We perform all administration for your Policy.


                              RECORDS AND REPORTS
                              ===================

   All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.


                         DISTRIBUTION OF THE POLICIES
                         ============================

   The Policies are offered to the public through agents and brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.

     Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2000, we paid $220,118 in total compensation to MOIS; of this amount MOIS retained $178,278 as concessions for its services as principal underwriter and for distribution
concessions, with the remaining amount paid to other broker-dealers.   In 1999,
these amounts were $207,081 and $179,092 respectively. In 1998, these amounts were $1,237,130 and $415,824 respectively. In 1997, these amounts were $317,260 and $165,800 respectively.


                               CUSTODY OF ASSETS
                               =================

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                          HISTORICAL PERFORMANCE DATA
                          ===========================

   From time to time, we may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yields and total returns for any given past period are not an indication or representation of future yields or rates of return. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the portfolio and its operating expenses.

   Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective portfolios. Yield calculations do not take into account the effect of any withdrawal charge that may be applicable under the Policy.

Money Market Yields
===================

   From time to time, advertisements and sales literature may quote the current annualized yield of the money market Subaccount (Federated Prime Money Fund II portfolio) for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market portfolio or on its portfolio securities. As of 12/31/00, this current annualized yield is 4.99%.

   This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the money market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the annual Policy fee; (2) the administrative expense charge; and (3) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $30,000. Yield figures will not reflect the withdrawal charge.

   Because of the charges and deductions imposed under the Policy, the yield for the money market Subaccount will be lower than the yield for the money market portfolio.

   The Securities and Exchange Commission also permits us to disclose the effective yield of the money market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

   The current and effective yields on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market portfolio, the types of quality of portfolio securities held by the money market portfolio and the money market portfolio's operating expenses. Yields figures do not reflect the effect of any withdrawal charge that may be applicable to a Policy.

Other Subaccount Yields
=======================

   From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the money market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

   The yield is computed by: (a) dividing the net investment income of the portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include: (a) the annual Policy fee; (b) the administrative expense charge; and
(c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the yield calculation, based on an average Accumulation Value of $30,000. The 30-day or one-month yield is calculated according to the following formula:

       Yield = [2 {a-b + 1}/6/ - 1]
                   ---
                 [ cd     ]
       Where:
       a =  -- net income of the portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation Units.
       b =  -- expenses of the Subaccount for the 30-day or one-month period.
       c =  -- the average number of Accumulation Units outstanding.
       d = -- the Accumulation Unit value at the close of the last day in the 30-day or one-month period.

   Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund portfolio.

   Yield calculations do not take into account the withdrawal charge under the Policy (a maximum of 7% of the purchase payments surrendered or withdrawn).

Average Annual Total Returns
============================

   From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

   When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, we will always include quotes of average annual total return for the period measured from the date the Policies were first offered for sale. Average annual total returns for other periods of time may, from time to time, also be disclosed.

   Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which we calculate at the end of each Valuation Period based on the performance of the Subaccount's underlying portfolio, the deductions for (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $30,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. Standard total returns will therefore reflect a deduction of any applicable withdrawal charge. The total return will then be calculated according to the following formula:

                                P(1+TR)/n/ = ERV
     Where:
        P =     -- a hypothetical initial purchase payment of $1,000.
        TR =    -- the average annual total return.
        ERV =   -- the ending redeemable value (net of any applicable withdrawal charge) of the hypothetical account at the end of the period.
       /n/ =    -- the number of years in the period.

Performance Data.  Effective yields and total returns for the Subaccounts are
================
based on the investment performance of the corresponding portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the prospectuses for the Series Funds.

   The yield of a Subaccount (except the money market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

  Such average annual total return information for the Subaccounts of Policies is as follows:


              ==================================================================================================
                                 SUBACCOUNT                                        1 Year               From
                        AVERAGE ANNUAL TOTAL RETURN                                 Ended            Inception
                       (reflects Withdrawal Charges)                              12/31/00          To 12/31/00
                       Subaccount (date of inception)
              --------------------------------------------------------------------------------------------------
               Alger American Growth (12/13/96)                                    -22.01%              18.50%
               Alger American Small Capitalization (12/13/96)                      -34.42%               5.53%
               Deutsche VIT (EAFE) Equity Index Fund (5/1/00)                         N/A              -25.59%
               Deutsche VIT Small Cap Equity Index Fund (5/1/00)                      N/A              -15.86%
               Federated Prime Money Fund II (12/13/96)                             -1.32%               2.96%
               Federated Fund for U.S. Govt. Securities II (12/13/96)                3.70%               4.43%
               Fidelity VIP II Asset Manager (12/13/96)                            -19.71%               8.22%
               Fidelity VIP II Contrafund (12/13/96)                               -13.87%              14.80%
               Fidelity VIP Equity Income (12/13/96)                                 1.15%              11.17%
               Fidelity VIP II Index 500 (5/1/98)                                  -16.55%               5.76%
               MFS Capital Opportunities Series (5/1/98)                           -10.91%              14.87%
               MFS Emerging Growth Series (12/13/96)                               -26.84%              21.23%
               MFS Global Governments Series (12/13/96)                             -2.37%               0.05%
               MFS High Income Series (12/13/96)                                   -13.92%               0.88%
               MFS Research Series (12/13/96)                                      -12.10%              12.88%
               MSDW Emerging Markets Equity (5/1/99)                               -46.09%              -6.41%
               MSDW Fixed Income (5/1/99)                                            3.81%               2.05%
               Pioneer Equity Income (5/1/00)                                         N/A               16.16%
               Pioneer Fund (5/1/00)                                                  N/A              -10.78%
               Pioneer Growth Shares (5/1/00)                                         N/A              -18.95%
               Pioneer Midcap Value (5/1/98)                                        10.72%               2.89%
               Pioneer Real Estate Growth (5/1/98)                                  22.21%              -1.00%
               Scudder VLIF Global Discovery (5/1/98)                              -12.67%              16.18%
               Scudder VLIF Growth & Income (5/1/98)                                -9.59%              -2.74%
               Scudder VLIF International (12/13/96)                               -28.93%               9.68%
               T. Rowe Price Equity Income (12/13/96)                                5.77%              11.19%
               T. Rowe Price International (12/13/96)                              -25.07%               4.81%
               T. Rowe Price Limited Term Bond (12/13/96)                            1.98%               3.84%
               T. Rowe Price New America Growth (12/13/96)                         -17.87%               7.53%
               T. Rowe Price Personal Strategy Balanced (12/13/96)                  -1.86%               9.29%
              ==================================================================================================

Non-Standardized Performance Data.  In addition to the version described above,
=================================
total return performance information computed on different non-standard bases may be used in advertisements. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the withdrawal charge. Such non-standardized average annual total return information for the Subaccounts of Policies is as follows:

               ===================================================================================================
               SUBACCOUNT NON-STANDARDIZED                                           1 Year         From Inception
               AVERAGE ANNUAL TOTAL RETURN                                           Ended            To 12/31/00
               (does not reflect Withdrawal Charges)                                12/31/00
               Subaccount (date of inception)
               ---------------------------------------------------------------------------------------------------
               Alger American Growth  (12/13/96)                                     -15.89%              18.91%
               Alger American Small Capitalization  (12/13/96)                       -28.17%               6.20%
               Deutsche/BT Insurance EAFE Equity Index (5/1/00)                         N/A              -17.18%
               Deutsche/BT Insurance Small Cap Index Fund (5/1/00)                      N/A               -7.22%
               Federated Prime Money Fund II (12/13/96)                                4.58%               3.70%
               Federated Fund for U.S. Govt. Securities II (12/13/96)                  9.55%               5.13%
               Fidelity VIP II Asset Manager  (12/13/96)                             -13.62%               8.83%
               Fidelity VIP II Contrafund  (12/13/96)                                 -7.84%              15.28%
               Fidelity VIP Equity Income (12/13/96)                                   7.03%              11.71%
               Fidelity VIP II Index 500 (5/1/98)                                    -10.49%               7.15%
               MFS Capital Opportunities Series (5/1/98)                              -4.91%              16.01%
               MFS Emerging Growth Series (12/13/96)                                 -20.67%              21.59%
               MFS Global Governments (12/13/96)                                       3.55%               0.87%
               MFS High Income Series (12/13/96)                                      -7.89%               1.68%
               MFS Research Series (12/13/96)                                         -6.09%              13.39%
               MSDW Emerging Markets Equity (5/1/99)                                 -39.73%              -3.23%
               MSDW Fixed Income (5/1/99)                                              9.66%               4.99%
               Pioneer Equity Income (5/1/00)                                           N/A               25.39%
               Pioneer Fund (5/1/00)                                                    N/A               -2.03%
               Pioneer Growth Shares (5/1/00)                                           N/A              -10.38%
               Pioneer Midcap Value (5/1/98)                                          16.50%               4.35%
               Pioneer Real Estate Growth (5/1/98)                                    27.87%               0.60%
               Scudder VLIF Global Discovery (5/1/98)                                 -6.65%              17.30%
               Scudder VLIF Growth & Income (5/1/98)                                  -3.60%              -1.08%
               Scudder VLIF International (12/13/96)                                 -22.74%              10.25%
               T. Rowe Price Equity Income (12/13/96)                                 11.60%              11.73%
               T. Rowe Price International (12/13/96)                                -18.92%               5.50%
               T. Rowe Price Limited Term Bond (12/13/96)                              7.84%               4.56%
               T. Rowe Price New America Growth (12/13/96)                           -11.79%               8.15%
               T. Rowe Price Personal Strategy Balanced (12/13/96)                     4.05%               9.87%
               ================================================================================================

In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Policies funded by the Subaccounts.

The figures above are an indication of past, but not future, performance of the
-------------------------------------------------------------------------------
applicable Subaccounts available under the Policy.
--------------------------------------------------

   Adjusted Historical Performance Data.  We may, from time to time, also
   =====================================
disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such standardized but "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:

       =============================================================================================================
       SUBACCOUNT                                                       1 Year    5 Years    10 Years      Since
       "ADJUSTED HISTORICAL"                                            Ended      Ended      Ended      Inception
       AVERAGE ANNUAL TOTAL RETURN TABLE                               12/31/00   12/31/00   12/31/00   to 12/31/00
       Reflects Withdrawal Charges)
       Subaccount (date of inception of corresponding Portfolio)
       -------------------------------------------------------------------------------------------------------------
       Alger American Growth (1/9/89)                                    -22.01%     17.46%     18.92%        17.82%
       Alger American Small Capitalization (9/21/88)                     -34.42%      5.19%     12.11%        14.49%
       Deutsche VIT EAFE Equity Index (8/22/97)                          -23.89%         -          -          3.50%
       Deutsche VIT Small Cap Equity Index (8/22/97)                     -11.13%         -          -          2.96%
       Federated Prime Money Fund II (11/21/94)                           -1.32%      3.24%         -          3.57%
       Federated Fund for U.S. Govt. Securities II (3/28/94)               3.70%      4.31%         -          4.71%
       Fidelity VIP II Asset Manager (1/3/95)                            -19.71%     10.47%         -         12.39%
       Fidelity VIP II Contrafund (1/3/95)                               -13.87%     16.10%         -         19.62%
       Fidelity VIP Equity Income (10/9/86)                                1.15%     11.77%     15.85%        11.95%
       Fidelity VIP II Index 500 (8/27/92)                               -16.55%     16.25%         -         15.45%
       MFS Capital Opportunities Series (8/14/96)                        -10.91%         -          -         20.78%
       MFS Emerging Growth Series (7/24/95)                              -26.84%     20.41%         -         22.11%
       MFS Global Governments Series (6/14/95)                            -2.37%      0.76%         -          2.74%
       MFS High Income Series (7/26/95)                                  -13.92%      2.94%         -          3.70%
       MFS Research Series (7/26/95)                                     -12.10%     14.73%         -         15.57%
       MSDW Emerging Markets Equity (10/1/96)                            -46.09%         -          -         -4.78%
       MSDW Fixed Income (1/2/97)                                          3.81%         -          -          4.63%
       Pioneer Equity Income (3/1/95)                                      7.11%     15.32%         -         17.06%
       Pioneer Fund (10/31/97)                                            -6.35%         -          -         12.74%
       Pioneer Growth Shares (10/31/97)                                  -14.63%         -          -          7.81%
       Pioneer Midcap Value (3/1/95)                                      10.72%     11.21%         -         12.45%
       Pioneer Real Estate Growth (3/1/95)                                22.21%      8.88%         -         10.41%
       Scudder VLIF Global Discovery (5/2/97)                            -12.67%         -          -         20.73%
       Scudder VLIF Growth & Income (5/1/97)                              -9.59%         -          -          6.42%
       Scudder VLIF International (5/1/87)                               -28.93%     10.67%      9.97%         9.07%
       T. Rowe Price Equity Income (3/31/94)                               5.77%     12.82%         -         15.23%
       T. Rowe Price International  (3/31/94)                            -25.07%      6.70%         -          6.69%
       T. Rowe Price Limited-Term Bond (5/13/94)                           1.98%      3.65%         -          4.50%
       T. Rowe Price New America Growth (3/31/94)                        -17.87%      9.94%         -         14.01%
       T. Rowe Price Personal Strategy Balanced (12/31/94)                -1.86%     10.24%         -         13.01%
       ============================================================================================================

Such non-standardized (i.e., assuming no withdrawal charge) but adjusted historical average annual total return information for the Subaccounts is as follows:

      ====================================================================================================================
      SUBACCOUNT NON-STANDARDIZED                                             1 Year    5 Years    10 Years      Since
      "ADJUSTED HISTORICAL"                                                   Ended      Ended      Ended      Inception
      AVERAGE ANNUAL TOTAL RETURN TABLE                                      12/31/00   12/31/00   12/31/00   to 12/31/00
      (Does not reflect Surrender Charges)
      Subaccount (date of inception of corresponding Portfolio)
      --------------------------------------------------------------------------------------------------------------------
      Alger American Growth  (1/9/89)                                          -15.89%     17.67%     18.92%        17.82%
      Alger American Small Capitalization  (9/21/88)                           -28.17%      5.58%     12.11%        14.49%
      Deutsche VIT EAFE Equity Index (8/22/97)                                 -17.75%         -          -          4.40%
      Deutsche VIT Small Cap Equity Index (8/22/97)                             -5.12%         -          -          3.87%
      Federated Prime Money Fund II (11/21/94)                                   4.58%      3.67%         -          3.68%
      Federated Fund for U.S. Govt. Securities II (3/28/94)                      9.55%      4.72%         -          4.80%
      Fidelity VIP II Asset Manager  (1/3/95)                                  -13.62%     10.78%         -         12.52%
      Fidelity VIP II Contrafund  (1/3/95)                                      -7.84%     16.32%         -         19.69%
      Fidelity VIP Equity Income (10/9/86)                                       7.03%     12.05%     15.85%        11.95%
      Fidelity VIP II Index 500 (8/27/92)                                      -10.49%     16.48%         -         15.45%
      MFS Capital Opportunities Series (8/14/96)                                -4.91%         -          -         21.01%
      MFS Emerging Growth Series (7/24/95)                                     -20.67%     20.59%         -         22.20%
      MFS Global Governments Series (6/14/95)                                    3.55%      1.24%         -          2.84%
      MFS High Income Series (7/26/95)                                          -7.89%      3.38%         -          3.96%
      MFS Research Series (7/26/95)                                             -6.09%     14.97%         -         15.70%
      MSDW Emerging Markets Equity (10/1/96)                                   -39.73%         -          -         -4.06%
      MSDW Fixed Income (1/2/97)                                                 9.66%         -          -          5.33%
      Pioneer Equity Income (3/1/95)                                            12.93%     15.55%         -         17.16%
      Pioneer Fund (10/31/97)                                                   -0.40%         -          -         13.49%
      Pioneer Growth Shares (10/31/97)                                          -8.59%         -          -          8.67%
      Pioneer Midcap Value (3/1/95)                                             16.50%     11.49%         -         12.59%
      Pioneer Real Estate Growth (3/1/95)                                       27.87%      9.21%         -         10.57%
      Scudder VLIF Global Discovery (5/2/97)                                    -6.65%         -          -         21.18%
      Scudder VLIF Growth & Income (5/1/97)                                     -3.60%         -          -          7.15%
      Scudder VLIF International (5/1/87)                                      -22.74%     10.96%      9.97%         9.07%
      T. Rowe Price Equity Income (3/31/94)                                     11.60%     13.09%         -         15.27%
      T. Rowe Price International (3/31/94)                                    -18.92%      7.06%         -          6.77%
      T. Rowe Price Limited-Term Bond (5/13/94)                                  7.84%      4.07%         -          4.59%
      T. Rowe Price New America Growth (3/31/94)                               -11.79%     10.24%         -         14.05%
      T. Rowe Price Personal Strategy Balance (12/31/94)                         4.05%     10.55%         -         13.13%
      ====================================================================================================================

The figures above are not an indication of present, past, or future performance
-------------------------------------------------------------------------------
of the applicable Subaccounts or of the actual portfolios available under the
-----------------------------------------------------------------------------
Policy.
-------

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                               CTR = (ERV/P) - 1
     Where:
       CTR =   -- The cumulative total return net of Subaccount recurring charges for the period.
       ERV =   -- The ending redeemable value of the hypothetical investment at the end of the period.
        P =    -- A hypothetical initial purchase payment of $1,000.

Other Performance Information
=============================

   The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.


Across the Board       Consumer Reports          Insurance Week
Advertising Age        Economist                 Journal of Accountancy
American Banker        Financial Planning        Journal of the American Society
Barron's               Financial World                of CLU & ChFC
Best's Review          Forbes                    Journal of Commerce
Broker World           Fortune,Inc.              Life Association News
Business Insurance     Institutional Investor    Life Insurance Selling
Business Month         Insurance Forum           Manager's Magazine
Business Week          Insurance Sales           Market Facts
Changing Times                                   Money

                               OTHER INFORMATION
                               =================

   A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov. You may also review and copy our SEC registration of the Policy at the SEC's Public Reference Room in Washington, D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

                              FINANCIAL STATEMENTS
                              ====================

   This Statement of Additional Information contains financial statements for Companion Life Separate Account C as of December 31, 2000 and for the years ended December 31, 2000 and 1999 which have been audited by Deloitte & Touche, LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

   The Financial Statements of Companion Life Insurance Company as of December 31, 2000 and 1999, and for the years ended December 31, 1998, 1999 and 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The financial statements of Companion Life Insurance Company should be considered only as bearing on the ability of Companion to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

COMPANION LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF
UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY BASIS FINANCIAL STATEMENTS
AND INDEPENDENT AUDITORS' REPORT
AS OF DECEMBER 31, 2000 AND 1999
AND FOR THE YEARS ENDED
DECEMBER 31, 2000, 1999 AND 1998

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Companion Life Insurance Company
Rye, New York

We have audited the accompanying statutory basis statements of admitted assets, liabilities, and surplus of Companion Life Insurance Company (the "Company") (a wholly-owned subsidiary of United of Omaha Life Insurance Company) as of December 31, 2000 and 1999, and the related statutory basis statements of income, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York which practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 11.

In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Companion Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP

February 14, 2001

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
AS OF DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

ADMITTED ASSETS                                                              2000             1999
Cash and invested assets:
  Bonds                                                                  $ 483,599,523    $ 459,013,552
  Mortgage loans                                                             9,473,109        9,074,049
  Policy loans                                                              10,088,233       10,134,626
  Cash and short-term investments                                            5,765,618        9,282,717
  Receivable for securities                                                    751,821          232,468
                                                                         -------------    -------------
           Total cash and invested assets                                  509,678,304      487,737,412

Premiums deferred and uncollected                                            3,927,258        2,600,674
Investment income due and accrued                                            6,116,438        5,199,488
Receivable from affiliates                                                   1,853,452                0
Other assets                                                                 4,028,045        3,481,994
Separate accounts assets                                                    36,107,020       35,096,873
                                                                         -------------    -------------

           Total admitted assets                                         $ 561,710,517    $ 534,116,441
                                                                         =============    =============

LIABILITIES

Policy reserves:
  Aggregate reserve for policies and contracts                           $ 352,262,759    $ 352,121,619
  Policy and contract claims                                                 4,195,941        5,048,125
  Other reserves                                                               454,110          394,089
                                                                         -------------    -------------
           Total policy reserves                                           356,912,810      357,563,833

Interest maintenance reserve                                                   386,678          442,266
Asset valuation reserve                                                      4,047,391        3,402,760
General expenses and taxes due or accrued                                    1,455,772        1,283,289
Funds held under reinsurance treaties - affiliate                           93,601,267       69,445,931
Reinsurance in unauthorized companies                                           35,263           41,163
Amounts due reinsurers                                                               0           19,785
Federal income taxes due or accrued                                          1,700,859          619,859
Other liabilities                                                            3,269,019        2,908,021
Separate accounts liabilities                                               36,064,529       35,051,683
                                                                         -------------    -------------
           Total liabilities                                               497,473,588      470,778,590
                                                                         -------------    -------------

SURPLUS

Capital stock, $400 par value, 5,000 shares authorized and outstanding       2,000,000        2,000,000
Gross paid-in and contributed surplus                                       45,650,000       45,650,000
Special surplus and contingency reserve                                        547,095          500,089
Unassigned surplus                                                          16,039,834       15,187,762
                                                                         -------------    -------------
           Total surplus                                                    64,236,929       63,337,851
                                                                         -------------    -------------

           Total liabilities and surplus                                 $ 561,710,517    $ 534,116,441
                                                                         =============    =============

The accompanying notes are an integral part of these statutory basis financial statements.

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-----------------------------------------------------------------------------

                                                               2000          1999           1998
Income:
  Net premiums and annuity considerations                   $ 45,869,255   $ 38,288,441   $ 40,257,141
  Other considerations and fund deposits                       6,356,832      5,668,080     14,493,777
  Net investment income                                       36,934,738     34,166,037     32,813,466
  Other income                                                 4,534,966      3,276,552      1,859,531
                                                            ------------   ------------   ------------

           Total income                                       93,695,791     81,399,110     89,423,915
                                                            ------------   ------------   ------------

Benefits and expenses:
  Policyholder and beneficiary benefits                       50,858,187     44,486,605     51,057,581
  Increase (decrease) in reserves for policyholder
    and beneficiary benefits                                     141,140      6,602,917     (6,022,852)
  Commissions                                                  6,117,411      5,113,960      4,817,705
  Operating expenses                                          20,924,087     15,033,174     15,681,296
  Net transfers to separate accounts                           3,006,051      4,247,836     12,653,190
                                                            ------------   ------------   ------------

           Total benefits and expenses                        81,046,876     75,484,492     78,186,920
                                                            ------------   ------------   ------------

           Net gain from operations before federal
             income taxes and net realized capital losses     12,648,915      5,914,618     11,236,995

Federal income taxes                                           5,000,964      3,031,567      4,929,330
                                                            ------------   ------------   ------------

           Net gain from operations before net
             realized capital losses                           7,647,951      2,883,051      6,307,665

Net realized capital gains (losses)                                    0              0              0
                                                            ------------   ------------   ------------

           Net income                                       $  7,647,951   $  2,883,051   $  6,307,665
                                                            ============   ============   ============


The accompanying notes are an integral part of these statutory basis financial statements.

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

                                                              2000            1999             1998
Capital stock:
  Balance at beginning and end of year                    $  2,000,000    $  2,000,000    $  2,000,000
                                                          ------------    ------------    ------------

Gross paid-in and contributed surplus:
  Balance at beginning and end of year                      45,650,000      45,650,000      45,650,000
                                                          ------------    ------------    ------------

Special surplus and contingency reserve:
  Balance at beginning of year                                 500,089         474,502         428,417
  Increase in group contingency life reserve                    47,006          25,587          46,085
                                                          ------------    ------------    ------------

           Balance at end of year                              547,095         500,089         474,502
                                                          ------------    ------------    ------------

Unassigned surplus:
  Balance at beginning of year                              15,187,762      13,034,550       7,057,287
  Net income                                                 7,647,951       2,883,051       6,307,665
  Dividends to stockholders                                 (6,000,000)              0               0
  (Increase) decrease in:
    Net unrealized capital gains and losses                          0        (192,674)              0
    Non-admitted assets                                        152,911         (69,512)         83,597
    Liability for reinsurance in unauthorized companies          5,900          (6,559)           (243)
    Asset valuation reserve                                   (644,631)       (435,507)       (367,671)
    Contingency reserve                                        (47,006)        (25,587)        (46,085)
  Other, net                                                  (263,053)              0               0
                                                          ------------    ------------    ------------

  Balance at end of year                                    16,039,834      15,187,762      13,034,550
                                                          ------------    ------------    ------------

           Total surplus                                  $ 64,236,929    $ 63,337,851    $ 61,159,052
                                                          ============    ============    ============

The accompanying notes are an integral part of these statutory basis financial statements.

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

                                                           2000              1999             1998
Cash from (used for) operations:
  Premiums, annuity considerations and
    fund deposits                                      $  49,552,273    $  47,008,353    $  54,346,857
  Net investment income                                   35,244,153       33,184,111       31,767,402
  Other income                                             4,865,952        2,536,480        1,824,882
  Benefits                                               (52,837,271)     (43,600,244)     (49,517,053)
  Commissions and general expenses                       (19,641,289)     (16,905,217)     (17,533,477)
  Federal income taxes                                    (3,882,116)      (4,328,976)      (3,472,953)
  Other operating expenses                                (9,124,206)      (8,059,925)     (15,808,890)
                                                       -------------    -------------    -------------
           Net cash from operations                        4,177,496        9,834,582        1,606,768
                                                       -------------    -------------    -------------

Cash from (used for) investments:
  Proceeds from investments sold, redeemed
    or matured:
      Bonds                                               86,249,527       82,666,925       67,223,733
      Mortgage loans                                       2,881,945          267,583        4,681,032
      Other invested assets                                        0          230,957                0
      Net gains (losses) on cash and
        short-term investments                                     3                0                0
  Taxes on capital gains                                     (80,017)         (86,212)               0
  Cost of investments acquired:
    Bonds                                               (110,082,759)    (105,754,712)     (86,578,763)
    Mortgage loans                                        (3,282,292)      (2,515,000)      (1,486,237)
    Other invested assets                                          0          (16,666)         (88,543)
  Net decrease in policy loans                                46,393          387,192          206,951
                                                       -------------    -------------    -------------
           Net cash used for investments                 (24,267,200)     (24,819,933)     (16,041,827)
                                                       -------------    -------------    -------------

Cash from (used for) financing and other sources:
  Other cash provided                                     26,498,861       19,955,419       20,487,467
  Other cash used                                         (3,926,256)      (8,187,260)      (1,021,255)
  Dividends                                               (6,000,000)               0                0
                                                       -------------    -------------    -------------
           Net cash from financing and other sources      16,572,605       11,768,159       19,466,212
                                                       -------------    -------------    -------------

Net change in cash and short-term investments             (3,517,099)      (3,217,192)       5,031,153

Cash and short-term investments:
  Beginning of year                                        9,282,717       12,499,909        7,468,756
                                                       -------------    -------------    -------------

  End of year                                          $   5,765,618    $   9,282,717    $  12,499,909
                                                       =============    =============    =============

The accompanying notes are an integral part of these statutory basis financial statements.

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)


NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Nature of Operations - Companion Life Insurance Company (the "Company"), domiciled in the State of New York, is a wholly-owned subsidiary of United of Omaha Life Insurance Company ("United of Omaha"), which is a wholly owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company, domiciled in the State of Nebraska. The Company has insurance licenses to operate in three states, New York, New Jersey and Connecticut. Individual annuity and life insurance products are sold primarily through a network of Mutual of Omaha career agents, direct mail, stockbrokers, financial planners and banks.

     Basis of Presentation - The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Prescribed statutory accounting practices are contained in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices which may not necessarily be prescribed but are not prohibited.

     The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with accounting principles generally accepted in the United States of America. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities; (b) acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) deferred federal income taxes are not provided for temporary differences between tax and financial reporting; (d) no provision has been made for federal income taxes on unrealized appreciation of investments which are carried at market value; (e) asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established; (f) different actuarial assumptions are used for calculating certain policy reserves; (g) comprehensive income and its components are not presented in the financial statements; and (h) changes in certain assets designated as "non-admitted" assets have been charged or credited to unassigned surplus.

     Use of Estimates - The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates.

     Investments - Bonds are generally stated at amortized cost. Premiums and discounts on bonds not backed by other loans are amortized using the scientific method. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

     Mortgage loans and policy loans are stated at the aggregate unpaid balance. In accordance with statutory accounting practices, the Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

     Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at cost which approximates market.

     Investment income is recorded when earned. Realized gains and losses on sale or maturity of investments are determined on the specific identification basis. Any portion of invested assets designated as "non-admitted" are excluded from the statutory basis statements of admitted assets, liabilities and surplus.

     Asset Valuation and Interest Maintenance Reserves - The Company establishes certain reserves as promulgated by the NAIC. The AVR is established for the specific risk characteristics of invested assets of the Company. The IMR is established for the realized gains and losses on the redemption of fixed income securities resulting from changes in interest rates, net of tax. Gains and losses pertaining to the IMR are subsequently amortized into investment income over the expected remaining period to maturity of the investments sold or called.

     Policy Reserves - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") basis or the Net Level Premium Method with assumed interest rates (2.5% to 6.0%) and mortality (1941, 1958 and 1980 CSO tables) as prescribed by regulatory authorities. Annuity reserves are based primarily upon the 1937 Standardized Annuity Table with interest rates ranging from 2.5% to 3.5%, the 1971 Individual Annuity Mortality Table with interest rates ranging from 4.0% to 7.5%, or the 1983a Individual Annuity Mortality Table with interest rates ranging from 5.25% to 9.25%. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

     Special Surplus and Contingency Reserve - The Company is required by the State of New York to maintain a group contingency life reserve. This reserve is equal to an annual accumulation of 2% of the net group life premiums less dividends thereon, up to a maximum accumulation of one-half of the net aggregate group life premiums received. This reserve is held as a portion of total surplus on the statutory basis statements of admitted assets, liabilities and surplus.

     Premiums and Related Commissions - Premiums are recognized as income over the premium paying period of the policies. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

     Federal Income Taxes - The Company files a consolidated federal income tax return with Mutual of Omaha and other eligible subsidiaries. The method of allocating taxes among the companies is prescribed by written agreement approved by the Board of Directors. Each company's provision for federal income taxes is based on a separate return calculation with each company recognizing tax benefits of net operating losses and tax credits on a separate return basis.

     The provision for federal income taxes is based on income which is currently taxable. Deferred federal income taxes are not provided for temporary differences between income tax and statutory reporting.

     Non-Admitted Assets - Certain assets designated as "non-admitted", principally receivables greater than ninety days due and office furniture and equipment, are excluded from the statutory basis statements of admitted assets, liabilities and surplus. The net change in such assets is charged or credited to unassigned surplus.

     Fair Values of Financial Instruments - The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash, Short-Term Investments and Other Invested Assets - The carrying amounts for these instruments approximate their fair values.

       Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

       Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.

       Policy Loans - The carrying values of policy loans approximates their fair values.

     Separate Accounts - The assets of the separate accounts shown in the statutory basis statements of admitted assets are carried at fair value and consist primarily of mutual funds held by the Company for the benefit of contract holders under specific individual annuity and life insurance contracts. Deposits and premiums received from, and benefits paid to, separate account contract holders are reflected in the statutory basis statements of income, but are offset by transfers to and from the separate accounts, respectively. Net investment income and realized capital gains and losses on the separate accounts are reflected net of amounts credited to contract holders in the statutory basis statements of income. Mortality, policy administration and surrender charges to all separate accounts are included in revenue.

2.   INVESTMENTS

     The cost or amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of the Company's investment securities were as follows:

                                          Cost or         Gross           Gross
                                         Amortized     Unrealized      Unrealized       Estimated
                                            Cost          Gains          Losses         Fair Value
At December 31, 2000:
  U.S. Government                       $    214,987   $      2,903   $          0   $    217,890
  Mortgage backed securities              57,165,889      1,492,394        142,221     58,516,062
  Special revenue                          4,126,654        311,731              0      4,438,385
  Industrial and miscellaneous           357,514,234      5,780,341      8,653,835    354,640,740
  Public utilities                        31,879,718        819,543        223,404     32,475,857
  Collateralized mortgage obligations     35,098,041        231,421         36,225     35,293,237
                                        ------------   ------------   ------------   ------------

                                        $485,999,523   $  8,638,333   $  9,055,685   $485,582,171
                                        ============   ============   ============   ============


  Bonds                                 $483,599,523
  Short-term investments                   2,400,000
                                        ------------

                                        $485,999,523
                                        ============

                                          Cost or         Gross           Gross
                                         Amortized     Unrealized      Unrealized       Estimated
                                            Cost          Gains          Losses         Fair Value
At December 31, 1999:
  U.S. Government                       $    214,982   $          0   $      3,912   $    211,070
  Mortgage backed securities              54,802,186         62,251      2,042,963     52,821,474
  Special revenue                          1,914,925        109,482         28,877      1,995,530
  Industrial and miscellaneous           329,842,781      1,793,602     11,513,700    320,122,683
  Public utilities                        27,864,396        156,541        770,329     27,250,608
  Collateralized mortgage obligations     52,592,819         23,467        578,245     52,038,041
  Credit-tenant loans                      1,267,646         22,508              0      1,290,154
                                        ------------   ------------   ------------   ------------
                                        $468,499,735   $  2,167,851   $ 14,938,026   $455,729,560
                                        ============   ============   ============   ============

  Bonds                                 $459,013,552
  Short-term investments                   9,486,183
                                        ------------

                                        $468,499,735
                                        ============

The amortized cost and estimated fair value of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                Amortized         Estimated
                                                                   Cost          Fair Value
Due in one year or less                                       $  17,343,859    $  17,419,096
Due after one year through five years                           132,583,555      131,261,099
Due after five years through ten years                          146,998,134      145,013,929
Due after ten years                                              96,810,045       98,078,748
                                                              -------------    -------------
                                                                393,735,593      391,772,872
Collateralized mortgage obligations and mortgage
  backed securities                                              92,263,930       93,809,299
                                                              -------------    -------------

                                                              $ 485,999,523    $ 485,582,171
                                                              =============    =============

      The sources of net investment income were as follows:

                                                                    2000             1999             1998
Bonds                                                         $  34,937,442    $  32,272,209    $  31,323,770
Mortgage loans                                                      635,886          752,019          775,087
Policy loans                                                        540,948          498,115          491,873
Short-term investments                                              752,137          577,703          457,330
Other                                                                44,681           60,803           24,526
                                                              -------------    -------------    -------------
                                                                 36,911,094       34,160,849       33,072,586
Investment expense                                                 (110,257)        (186,954)        (466,868)
Amortization of interest maintenance reserve                        133,901          192,142          207,748
                                                              -------------    -------------    -------------

                                                              $  36,934,738    $  34,166,037    $  32,813,466
                                                              =============    =============    =============

     Gross realized gains and losses on the sale or prepayment of investment securities consist of the following:

                                                                           Net
                                                  Gross       Gross      Realized
                                                Realized     Realized     Gains
                                                  Gains       Losses     (Losses)
        Year ended December 31, 2000:
          Bonds                                 $ 120,859    $     379   $ 120,480
          Mortgage loans                                0            0           0
          Short-term investments                        3            0           3
                                                ---------    ---------   ---------

                                                $ 120,862    $     379     120,483
                                                =========    =========
          Capital gains tax                                                (42,169)
          Transfers to IMR                                                 (78,314)
                                                                         ---------

          Net realized capital gains (losses)                            $       0
                                                                         =========

        Year ended December 31, 1999:
          Bonds                                 $ 332,320    $ 222,512   $ 109,808
          Mortgage loans                                0            0           0
                                                ---------    ---------   ---------

                                                $ 332,320    $ 222,512     109,808
                                                =========    =========
          Capital gains tax                                                (38,433)
          Transfers to IMR                                                 (71,375)
                                                                         ---------

          Net realized capital gains (losses)                            $       0
                                                                         =========
        Year ended December 31, 1998:
          Bonds                                 $ 147,062    $   3,362   $ 143,700
          Mortgage loans                          101,073            0     101,073
                                                ---------    ---------   ---------

                                                $ 248,135    $   3,362     244,773
                                                =========    =========
          Capital gains tax                                                (85,671)
          Transfers to IMR                                                (159,102)
                                                                         ---------

          Net realized capital gains (losses)                            $       0
                                                                         =========

     Proceeds from the sale of bonds were $0, $8,438,798 and $739,806 during 2000, 1999 and 1998, respectively.

     At December 31, 2000 and 1999, securities with an amortized cost of $214,987 and $214,982, respectively, were deposited with the Insurance Department of the State of New York.

     The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum percentage of any one loan to the value of the security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The estimated fair value of the mortgage loan portfolio was $9,801,150 and $8,909,292 at December 31, 2000 and 1999, respectively.

3.   FEDERAL INCOME TAXES

     The provision for federal income taxes reflects an effective income tax rate which differs from the prevailing federal income tax rate primarily as a result of income and expense recognition differences between statutory and income tax reporting. The major differences include capitalization and amortization of certain policy acquisition amounts for tax purposes, different methods for determining statutory and tax insurance reserves, timing of the recognition of market discount on bonds and certain accrued expenses, and the acceleration of depreciation for tax purposes.

     The Company's tax returns have been examined by the Internal Revenue Service through 1995. Management believes that the final resolution of all income tax issues for 1995 and prior years will not have a material impact on the Company's financial statements.

     Under federal income tax law in effect prior to 1984, the Company accumulated approximately $2,623,000 of deferred taxable income which could become subject to income taxes in the future under certain conditions. Management believes the chance that those conditions will exist is not likely.

4.   RETIREMENT BENEFITS

     The Company participates with Mutual of Omaha and certain subsidiaries (the "Companies") in a noncontributory defined benefit plan covering all United States employees meeting certain minimum requirements. Retirement benefits are based upon years of credited service and final average earnings history.

     Information regarding accrued benefits and net assets has not been determined on an individual company basis. The Company's allocation of salary expense was less than 2% of the total Companies' salary expense in 2000, 1999 and 1998. The Companies expensed contributions of $11,399,115, $12,971,440 and $10,254,308 in 2000, 1999 and 1998, respectively. Total benefit costs were $26,150,000, $26,101,000 and $26,160,000 in 2000, 1999 and 1998, respectively. Plan assets include United of Omaha Life Insurance Company guaranteed investment contracts of $290,801,000 and $291,281,000 at December 31, 2000 and 1999, respectively. In 1998, the Companies changed the plan's assumed annual investment return and, in order to improve the funding status of the plan, increased the amount that was contributed for 1998. At December 31, 1998, the Companies recorded a direct charge to surplus of $37,540,647, which represented an additional contribution of $57,814,647, net of tax. The valuation date for the pension benefit amounts in the table below is January 1, 2000 and 1999, respectively.

     The Companies also provide certain postretirement medical and life insurance benefits to employees hired before January 1, 1995. Benefits are based on hire date, age and years of service. The cost of these postretirement benefits is allocated to the Companies in accordance with an intercompany cost-sharing agreement. Plan assets are invested in a United of Omaha Life Insurance Company investment contract. The Companies use the accrual method of accounting for postretirement benefits and elected to amortize the original transition obligation over 20 years. Employer contributions for these postretirement benefits were $3,800,000, $3,684,000 and $2,709,000 during the years ended December 31, 2000, 1999 and 1998, respectively. Total benefit costs were $9,530,900, $10,130,000 and $9,853,000 in 2000, 1999 and 1998, respectively.

                                                  January 1,                       December 31,
                                     ---------------------------------  ---------------------------------
                                              Pension Benefits                   Other Benefits
                                     ---------------------------------  ---------------------------------
                                            2000            1999              2000             1999
        Benefit obligation             $ 516,620,465    $ 475,851,413     $  82,952,989    $  90,913,152
        Fair value of plan assets        498,025,162      458,944,992        14,243,642        9,564,322
                                       -------------    -------------     -------------    -------------

        Funded status                  $ (18,595,303)   $ (16,906,421)    $ (68,709,347)   $ (81,348,830)
                                       =============    =============     =============    =============

                                               ---------------------------------  ---------------------------------
                                                         Pension Benefits                   Other Benefits
                                               ---------------------------------  ---------------------------------
        Weighted average assumptions                   2000            1999               2000            1999
        Discount rate                                    6.31 %          6.55 %             7.75 %          7.75 %
        Expected return on plan assets                   8.00 %          8.00 %             6.75 %          6.75 %
        Rate of compensation increase                    5.00 %          5.00 %            N/A             N/A
        Health care cost trend rate                     N/A             N/A                 5.00 %          5.00 %


     The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the Companies' accumulated postretirement benefit obligation as of December 31, 2000 by approximately $5,700,000 and the estimated eligibility and interest cost components of the net periodic postretirement benefit costs for 2000 by approximately $700,000.

     The Companies sponsor various savings and investment plans. The Companies' expense for these defined contribution plans was $12,361,000, $11,192,000 and $6,906,000 in 2000, 1999 and 1998, respectively.

5.   RELATED PARTY TRANSACTIONS

     The Company's investments in mortgage loans are held through joint participation with United of Omaha.

     Mutual of Omaha and United of Omaha provide actuarial, data processing, consulting and various other services to the Company. Charges for these services amounted to approximately $5,095,000, $5,785,000 and $3,854,000 for 2000, 1999 and 1998, respectively. Included in other liabilities are unsettled balances related to these services of approximately $559,000 and $1,554,000 as of December 31, 2000, and 1999, respectively.

     The Company cedes group and individual life insurance and individual annuity business to United of Omaha. The Company entered into a coinsurance treaty with United of Omaha relating to bank annuity business in which the Company cedes 90% of the 2000 and 1999 related premiums to United of Omaha and United of Omaha pays 90% of the related benefits in 2000 and 1999. The total amounts ceded by the Company relating to the treaties with United of Omaha were as follows:

     At December 31,                                     2000          1999
       Amounts recoverable from reinsurance           $   493,816   $    96,415
                                                      ===========   ===========

       Policy and contract claims                     $ 1,361,076   $ 2,644,493
                                                      ===========   ===========

       Aggregate reserve for policies and contracts   $90,950,708   $67,290,793
                                                      ===========   ===========

       Funds held under reinsurance treaties          $93,601,267   $69,445,931
                                                      ===========   ===========

     Year Ended December 31,                             2000          1999
       Premium considerations                         $29,586,170   $23,134,359
                                                      ===========   ===========

       Policyholder and beneficiary benefits          $ 8,718,336   $ 7,951,294
                                                      ===========   ===========

     The Company also ceded group and individual accident and health insurance to Mutual of Omaha. The amounts ceded by the Company were as follows:

     At December 31,                                       2000         1999
       Amounts recoverable from reinsurance            $        0   $        0
                                                       ==========   ==========

       Policy and contract claims                      $  733,209   $1,911,580
                                                       ==========   ==========

       Aggregate reserves for policies and contracts   $1,184,435   $1,009,528
                                                       ==========   ==========

     Year Ended December 31,                               2000         1999
       Premium considerations                          $4,679,367   $4,042,011
                                                       ==========   ==========

       Policyholder and beneficiary benefits           $4,016,662   $3,061,954
                                                       ==========   ==========

6.   REINSURANCE

     In the normal course of business, the Company assumes and cedes reinsurance. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations.

     The reconciliation of total premiums to net premiums is as follows:

                                 2000            1999            1998
       Direct                $ 82,435,024    $ 67,163,983    $ 62,316,801
       Assumed:
         Nonaffiliates            681,218         613,615         607,058
       Ceded:
         Affiliates           (34,265,537)    (27,176,370)    (21,771,476)
         Nonaffiliates         (2,981,450)     (2,312,787)       (895,242)
                             ------------    ------------    ------------

       Net                   $ 45,869,255    $ 38,288,441    $ 40,257,141
                             ============    ============    ============

7.   DEPOSIT FUNDS

     At December 31, 2000 and 1999, the Company held annuity reserves and deposit fund liabilities of $179,194,303 and $136,517,604, respectively, that were subject to discretionary withdrawal at book value with a surrender charge of less than 5%.

8.   CONTINGENT LIABILITIES

     Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position.

9.   STOCKHOLDER DIVIDENDS

     The maximum amount of dividends which can be paid to shareholders without prior approval by the Superintendent of the Insurance Department of the State of New York is subject to restrictions relating to surplus or net gain from operations. The maximum amount of dividends which can be paid to the stockholder without prior approval of the Insurance Department of the State of New York is the lesser of 10% of the insurer's surplus as of the previous December 31 or the net gain from operations excluding realized capital gains for the previous twelve month period ending December 31. Based upon these restrictions, the company is permitted a maximum dividend distribution of $6,223,693 in 2001. Dividends are paid as declared by the Board of Directors. Dividends of $6,000,000 were declared and paid in 2000.

10.  BUSINESS RISKS

     The Company is subject to regulation by state insurance departments and it undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

          Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by diversifying its products.

          Credit Risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy and by maintaining sound reinsurance, credit and collection policies.

          Interest-Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

11. RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

     As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of New York. These practices differ from accounting principles generally accepted in the United

     States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                          2000           1999           1998
Statutory net income as reported                       $ 7,647,951   $ 2,883,051    $ 6,307,665
Deferred policy acquisition costs                          490,940     1,039,789      3,474,968
Future policy benefits and policyholder account
  balances                                                  51,993     3,401,041     (2,717,628)
Deferred income taxes                                       47,000      (740,000)       758,000
Other                                                      606,593       859,409       (211,343)
                                                       -----------   -----------    -----------

Net income in conformity with accounting principles
  generally accepted in the United States of America   $ 8,844,477   $ 7,443,290    $ 7,611,662
                                                       ===========   ===========    ===========


                                                            2000            1999
Statutory surplus                                      $ 64,236,929    $ 63,337,851
Deferred policy acquisition costs                        45,568,438      46,964,711
Future policy benefits and policyholder account
  balances                                              (18,157,260)    (18,203,257)
Valuation of investments                                   (417,352)    (12,792,684)
Statutory asset valuation reserve                         4,047,391       3,402,760
Deferred income taxes                                      (829,000)      2,795,000
Other                                                     3,529,704       2,812,971
                                                       ------------    ------------

Equity in conformity with accounting principles
  generally accepted in the United States of America   $ 97,978,850    $ 88,317,352
                                                       ============    ============


     The New York State Insurance Department (the "Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

12.  CODIFICATION OF STATUTORY ACCOUNTING PRINCIPLES

     In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The State of New York will require adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The estimated impact of the adoption of Codification as modified by New York would reduce the Company's statutory basis surplus as of January 1, 2001 by approximately $130,000, which relates primarily to accounting principles regarding pension plans. Codification, had it not been modified by New York, would have had the effect of increasing statutory basis surplus by approximately $1,170,000.

COMPANION LIFE
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT AS OF
DECEMBER 31, 2000 AND FOR THE PERIODS
ENDED DECEMBER 31, 2000 AND 1999

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Companion Life Insurance Company

We have audited the accompanying statement of net assets of each of the sub-accounts ("portfolios" that include American Growth, American Small Capitalization, EAFE(R) Equity Index, Small Cap Index, Prime Money Fund II, U.S. Government Securities II, Asset Manager, Asset Manager: Growth, Contrafund, Equity Income (Fidelity VIP and VIP II), Growth, Index 500, Capital Opportunities, Emerging Growth, Global Governments, High Income, Research, Emerging Markets Equity, Fixed Income, Equity-Income (Pioneer VCT), Fund, Growth Shares, Mid-Cap Value, Real Estate Growth, Bond, Global Discovery, Growth and Income, International, Money Market, Equity Income (T. Rowe Price), International Stock, Limited-Term Bond, New America Growth and Personal Strategy Balanced) that comprise Companion Life Separate Account C (the "Separate Account") as of December 31, 2000, and the related statements of operations and changes in net assets for the periods ended December 31, 2000 and 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Separate Account as of December 31, 2000, and the results of their operations and changes in their net assets for the periods ended December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche, LLP

March 19, 2001

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                                                         Market
                                                                            Units                  Market                Value
ASSETS                                                 Cost              Outstanding                Value               per Unit
Investments:
  Alger:
    American Growth                              $   3,027,752              102,231            $  2,702,675            $ 26.44
    American Small Capitalization                    1,178,552               49,276                 785,398              15.94
  Deutsche VIT:
    EAFE(R)Equity Index                                276,491               29,284                 256,656               8.76
    Small Cap Index                                    162,663               17,001                 157,914               9.29
  Federated:
    Prime Money Fund II                              1,469,840            1,193,668               1,469,438               1.23
    U.S. Government Securities II                    1,733,116              133,110               1,779,837              13.37
  Fidelity VIP and VIP II:
    Asset Manager                                      288,994               16,277                 287,886              17.69
    Asset Manager:  Growth                           2,392,407              115,867               2,187,184              18.88
    Contrafund                                       1,180,362               48,654               1,221,324              25.10
    Equity Income                                    2,811,977              144,758               2,977,387              20.57
    Growth                                             495,323               17,643                 552,710              31.33
    Index 500                                        1,676,164               94,315               1,671,581              17.72
  MFS:
    Capital Opportunities                              960,838               42,244                 909,563              21.53
    Emerging Growth                                  1,396,558               55,329               1,651,327              29.85
    Global Governments                                 740,772               66,520                 728,079              10.95
    High Income                                        524,773               36,404                 451,249              12.40
    Research                                         1,287,726               64,082               1,420,013              22.16
  Morgan Stanley Dean Witter:
    Emerging Markets Equity                            130,128                9,957                  80,957               8.13
    Fixed Income                                        13,337                1,207                  13,474              11.16
  Pioneer VCT:
    Equity-Income                                      267,562               24,875                 285,866              11.49
    Fund                                                38,446                3,758                  36,679               9.76
    Growth Shares                                        1,080                  100                     929               9.29
    Mid-Cap Value                                      346,815               27,866                 404,853              14.53
    Real Estate Growth                                 280,766               26,597                 316,358              11.89
  Scudder VLIF:
    Bond                                               113,262                8,910                 126,420              14.19
    Global Discovery                                   152,313                7,362                 148,331              20.15
    Growth and Income                                  511,394               37,500                 485,811              12.96
    International                                    1,045,046               54,445                 978,843              17.98
    Money Market                                       402,564              314,193                 402,577               1.28
  T. Rowe Price:
    Equity Income                                    2,873,481              135,455               2,994,314              22.11
    International Stock                              1,697,472              110,296               1,650,408              14.96
    Limited-Term Bond                                2,407,903              190,269               2,421,057              12.72
    New America Growth                               2,151,298               88,701               1,960,857              22.11
    Personal Strategy Balanced                       2,616,273              137,228               2,564,962              18.69
                                                 -------------                                 ------------

           Total invested assets                 $  36,653,448                                 $ 36,082,917
                                                 =============                                 ============

LIABILITIES                                      $           -                                 $          -
                                                 =============                                 ============

           Net assets                            $  36,653,448                                 $ 36,082,917
                                                 =============                                 ============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

                                Alger                                           Deutsche VIT                Federated
                                ----------------------------------------------  -----------------------     --------------------
                                                                                 EAFE(R)      Small
                                      American                American            Equity       Cap              Prime Money
                                       Growth           Small Capitalization      Index       Index               Fund II
                                --------------------  ------------------------  ---------   ----------      --------------------
                                  2000         1999        2000       1999      2000 (A)     2000 (A)       2000          1999
Income:
  Investment income:
    Reinvested dividends
      and capital gain
      distributions            $   400,555  $   179,448  $ 326,874  $  73,198   $   4,205   $     809    $    86,553   $    70,314

Expenses:
  Mortality risk charges
    and expense                     35,413       24,425     10,419      7,369         985         600         17,708        18,734
                               -----------  -----------  ---------  ---------   ---------   ---------    -----------   -----------
        Net investment
          income (expense)         365,142      155,023    316,455     65,829       3,220         209         68,845        51,580

Net realized gains (losses)         72,311       91,482    (28,073)     6,708         (62)        (22)             -             -

Net change in unrealized
  gains (losses)                  (962,482)     346,486   (571,262)   165,626     (19,835)     (4,749)             -             -
                               -----------  -----------  ---------  ---------   ---------   ---------    -----------   -----------

Net increase (decrease) in
  net assets from operations      (525,029)     592,991   (282,880)   238,163     (16,677)     (4,562)        68,845        51,580

Purchases made by
  policyholders                    868,007      564,346    372,098     73,694     273,077     162,573        269,261       663,110

Withdrawals made by
  policyholders                   (288,036)    (270,008)  (126,390)   (58,147)        256         (97)      (576,722)     (411,208)
                               -----------  -----------  ---------  ---------   ---------   ---------    -----------   -----------

Net policyholder
  transactions                     579,971      294,338    245,708     15,547     273,333     162,476       (307,461)      251,902
                               -----------  -----------  ---------  ---------   ---------   ---------    -----------   -----------

Increase (decrease) in
  net assets                        54,942      887,329    (37,172)   253,710     256,656     157,914       (238,616)      303,482

Net assets, beginning of
  period                         2,647,733    1,760,404    822,570    568,860           -           -      1,708,054     1,404,572
                               -----------  -----------  ---------  ---------   ---------   ---------    -----------   -----------

Net assets, end of period      $ 2,702,675  $ 2,647,733  $ 785,398  $ 822,570   $ 256,656   $ 157,914    $ 1,469,438   $ 1,708,054
                               ===========  ===========  =========  =========   =========   =========    ===========   ===========

Accumulation unit:
  Purchases                         27,856       21,289     18,554      4,392      29,315      17,042        229,059       581,310
  Withdrawals                       (9,960)     (11,050)    (6,401)    (3,648)        (31)        (41)      (487,842)     (363,292)
                               -----------  -----------  ---------  ---------   ---------   ---------    -----------   -----------

Net increase (decrease) in
  in units outstanding              17,896       10,239     12,153        744      29,284      17,001       (258,783)      218,018

Units outstanding,
  beginning of period               84,335       74,096     37,123     36,379           -           -      1,452,451     1,234,433
                               -----------  -----------  ---------  ---------   ---------   ---------    -----------   -----------

Units outstanding, end
  of period                        102,231       84,335     49,276     37,123      29,284      17,001      1,193,668     1,452,451
                               ===========  ===========  =========  =========   =========   =========    ===========   ===========


(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Federated (continued)                  Fidelity VIP and VIP II
------------------------------------   -----------------------------------------

     U.S. Government               Asset              Asset Manager:
      Securities II               Manager                Growth                     Contrafund                Equity Income
------------------------   ---------------------  ------------------------   -------------------------   -------------------------
    2000         1999         2000        1999        2000         1999          2000          1999          2000          1999
$    95,260  $    87,677   $  32,695   $  28,421  $   274,519  $   150,310   $   177,732   $    39,007   $   214,748   $   109,618


     21,376       23,789       4,158       4,545       29,391       29,845        15,824        13,188        31,840        30,134
-----------  -----------   ---------   ---------  -----------  -----------   ------------  -----------   -----------   -----------

     73,884       63,888      28,537      23,876      245,128      120,465       161,908        25,819       182,908        79,484

     (8,899)       7,766         727      13,853        8,711       23,719        42,355        21,992         8,680        28,884


     98,696     (104,085)    (45,304)     (7,473)    (602,997)     191,397      (309,780)      188,211         3,163         1,385
-----------  -----------   ---------   ---------  -----------  -----------   ------------  -----------   -----------   -----------


    163,681      (32,431)    (16,040)     30,256     (349,158)     335,581      (105,517)      236,022       194,751       109,753


     64,944      972,610          24           -       72,690      263,414       154,817       235,095       382,637       438,346


   (492,469)    (330,397)     (5,249)   (101,444)    (322,418)    (151,163)     (181,809)      (72,328)     (286,351)     (100,607)
-----------  -----------   ---------   ---------  -----------  -----------   ------------  -----------   -----------   -----------


   (427,525)     642,213      (5,225)   (101,444)    (249,728)     112,251       (26,992)      162,767        96,286       337,739
-----------  -----------   ---------   ---------  -----------  -----------   ------------  -----------   -----------   -----------

   (263,844)     609,782     (21,265)    (71,188)    (598,886)     447,832      (132,509)      398,789       291,037       447,492


  2,043,681    1,433,899     309,151     380,339    2,786,070    2,338,238     1,353,833       955,044     2,686,350     2,238,858
-----------  -----------   ---------   ---------  -----------  -----------   ------------  -----------   -----------   -----------

$ 1,779,837  $ 2,043,681   $ 287,886   $ 309,151  $ 2,187,184  $ 2,786,070   $ 1,221,324   $ 1,353,833   $ 2,977,387   $ 2,686,350
===========  ===========   =========   =========  ===========  ===========   ===========   ===========   ===========   ===========


      5,490       80,249           -           -        4,155       13,947         5,869         9,799        20,975        23,441
    (39,967)     (28,140)       (281)     (5,756)     (15,932)      (8,193)       (6,974)       (3,222)      (16,131)       (6,030)
-----------  -----------   ---------   ---------  -----------  -----------   ------------  -----------   -----------   -----------


    (34,477)      52,109        (281)     (5,756)     (11,777)       5,754        (1,105)        6,577         4,844        17,411


    167,587      115,478      16,558      22,314      127,644      121,890        49,759        43,182       139,914       122,503
-----------  -----------   ---------   ---------  -----------  -----------   ------------  -----------   -----------   -----------


    133,110      167,587      16,277      16,558      115,867      127,644        48,654        49,759       144,758       139,914
===========  ===========   =========   =========  ===========  ===========   ===========   ===========   ===========   ===========

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999 (Continued)
--------------------------------------------------------------------------------

                                       Fidelity VIP and VIP II (continued)                            MFS
                                       -------------------------------------------------------------  --------------------------

                                                                                                                 Capital
                                                Growth                          Index 500                     Opportunities
                                       ----------------------------    -----------------------------  --------------------------
                                         2000            1999              2000          1999             2000           1999
Income:
  Investment income:
    Reinvested dividends
      and capital gain
      distributions                     $  78,868      $  65,502        $    21,799    $    11,208      $  63,041     $      725

Expenses:
  Mortality and risk charges
    and expenses                            9,837          8,996             19,792         12,300          9,213          3,043
                                        ---------      ---------        -----------    -----------      ---------     ----------
           Net investment
             income (expense)              69,031         56,506              2,007         (1,092)        53,828         (2,318)

Net realized gains (losses)                63,627         32,830             97,163          8,047         62,709          2,438

Net change in unrealized
  gains (losses)                         (211,710)       107,039           (277,315)       166,808       (178,108)       111,141
                                        ---------      ---------        -----------    -----------      ---------     ----------

Net increase (decrease) in
  net assets from operations              (79,052)       196,375           (178,145)       173,763        (61,571)       111,261

Purchases made by
  policyholders                            59,275         28,539            757,688        633,496        673,320        210,429

Withdrawals made by
  policyholders                          (146,943)       (81,607)          (281,289)       (38,675)      (140,163)       (10,054)
                                        ---------      ---------        -----------    -----------      ---------     ----------

Net policyholder
  transactions                            (87,668)       (53,068)           476,399        594,821        533,157        200,375
                                        ---------      ---------        -----------    -----------      ---------     ----------

Increase (decrease) in
  net assets                             (166,720)       143,307            298,254        768,584        471,586        311,636

Net assets, beginning of
  period                                  719,430        576,123          1,373,327        604,743        437,977        126,341
                                        ---------      ---------        -----------    -----------      ---------     ----------

Net assets, end of period               $ 552,710      $ 719,430        $ 1,671,581    $ 1,373,327      $ 909,563     $  437,977
                                        =========      =========        ===========    ===========      =========     ==========

Accumulation unit:
  Purchases                                 1,624            984             43,083         35,981         28,834         11,828
  Withdrawals                              (4,139)        (2,702)           (14,039)        (2,571)        (5,954)          (600)
                                        ---------      ---------        -----------    -----------      ---------     ----------

Net increase (decrease) in
  units outstanding                        (2,515)        (1,718)            29,044         33,410         22,880         11,228

Units outstanding,
  beginning of period                      20,158         21,876             65,271         31,861         19,364          8,136
                                        ---------      ---------        -----------    -----------      ---------     ----------

Units outstanding, end
  of period                                17,643         20,158             94,315         65,271         42,244         19,364
                                        =========      =========        ===========    ===========      =========     ==========

                                        -------------------------------
                                                   Emerging
                                                    Growth
                                        -------------------------------
                                            2000             1999
Income:
  Investment income:
    Reinvested dividends
      and capital gain
      distributions                    $   113,191         $         -

Expenses:
  Mortality and risk charges
    and expenses                            23,862              14,948
                                       -----------         -----------
           Net investment
             income (expense)               89,329             (14,948)

Net realized gains (losses)                192,443              98,336

Net change in unrealized
  gains (losses)                          (712,992)            751,120
                                       -----------         -----------

Net increase (decrease) in
  net assets from operations              (431,220)            834,508

Purchases made by
  policyholders                            413,821             318,789

Withdrawals made by
  policyholders                           (341,533)           (280,099)
                                       -----------         -----------

Net policyholder
  transactions                              72,288              38,690
                                       -----------         -----------

Increase (decrease) in
  net assets                              (358,932)            873,198

Net assets, beginning of
  period                                 2,010,259           1,137,061
                                       -----------         -----------

Net assets, end of period              $ 1,651,327         $ 2,010,259
                                       ===========         ===========

Accumulation unit:
  Purchases                                 11,614              12,857
  Withdrawals                               (9,787)            (12,193)
                                       -----------         -----------

Net increase (decrease) in
  units outstanding                          1,827                 664

Units outstanding,
  beginning of period                       53,502              52,838
                                       -----------         -----------

Units outstanding, end
  of period                                 55,329              53,502
                                       ===========         ===========

(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Morgan Stanley
MFS (continued)                                                                      Dean Witter
-----------------------------------------------------------------------------   ---------------------------------------------------
        Global                       High                                          Emerging Markets                 Fixed
      Governments                   Income                   Research                    Equity                     Income
-----------------------    ------------------------   -----------------------   ------------------------    -----------------------
      2000        1999          2000          1999         2000         1999          2000       1999 (A)        2000       1999 (A)

$   31,459    $  26,659    $    36,317  $    43,466   $  103,416   $   14,059   $    12,726  $        --    $       789  $       --


     7,903        6,254          5,410        7,356       18,693       14,268           608            1             74          --
----------    ---------    -----------  -----------   ----------   ----------   -----------  -----------    -----------  ----------

    23,556       20,405         30,907       36,110       84,723         (209)       12,118           (1)           715

    (4,135)       1,563         (8,877)      (3,958)      54,249       67,040           609            1             --          --

     6,694      (41,263)       (58,592)      (8,355)    (224,199)     193,516       (49,435)         264            137          --
----------    ---------    -----------  -----------   ----------   ----------   -----------  -----------    -----------  ----------

    26,115      (19,295)       (36,562)      23,797      (85,227)     260,347       (36,708)         264            852          --

   170,845      209,123        138,435      342,707      168,036      292,332       120,101        2,511         12,621          --

   (64,541)     (29,388)      (168,183)    (199,499)    (151,565)    (258,937)       (5,210)          (1)             1          --
----------    ---------    -----------  -----------   ----------   ----------   -----------  -----------    -----------  ----------

   106,304      179,735        (29,748)     143,208       16,471       33,395       114,891        2,510         12,622          --
----------    ---------    -----------  -----------   ----------   ----------   -----------  -----------    -----------  ----------

   132,419      160,440        (66,310)     167,005      (68,756)     293,742        78,183        2,774         13,474          --

   595,660      435,220        517,559      350,554    1,488,769    1,195,027         2,774           --             --          --
----------    ---------    -----------  -----------   ----------   ----------   -----------  -----------    -----------  ----------

$  728,079    $ 595,660    $   451,249  $   517,559   $1,420,013   $1,488,769   $    80,957  $     2,774    $    13,474  $       --
==========    =========    ===========  ===========   ==========   ==========   ===========  ===========    ===========  ==========

    16,607       19,843         10,559       26,139        7,206       14,309        10,124          206          1,207          --
    (6,491)      (3,139)       (12,656)     (15,064)      (6,286)     (13,287)         (373)          --             --          --
----------    ---------    -----------  -----------   ----------   ----------   -----------  -----------    -----------  ----------

    10,116       16,704         (2,097)      11,075          920        1,022         9,751          206          1,207          --

    56,404       39,700         38,501       27,426       63,162       62,140           206           --             --          --
----------    ---------    -----------  -----------   ----------   ----------   -----------  -----------    -----------  ----------

    66,520       56,404         36,404       38,501       64,082       63,162         9,957          206          1,207          --
==========    =========    ===========  ===========   ==========   ==========   ===========  ===========    ===========  ==========

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999 (Continued)
--------------------------------------------------------------------------------

                                   Pioneer VCT
                                   ----------------------------------------------------------------------------------------------
                                     Equity-                      Growth                Mid-Cap             Real Estate
                                     Income          Fund         Shares                 Value                 Growth      Bond
                                   -----------    ----------    -----------    -------------------------    -----------  --------
                                      2000 (A)     2000 (A)       2000 (A)        2000           1999          2000        1999
Income:
  Investment income:
    Reinvested dividends
      and capital gain
      distributions                $     5,782    $    138      $     88       $  29,062      $  2,038      $  11,782    $ 4,764

Expenses:
  Mortality and expense
    risk charges                         1,067         143             7           4,696         2,899          2,397        813
                                   -----------    ----------    -----------    ------------   ----------    -----------  --------
           Net investment
             income (expense)            4,715          (5)           81          24,366          (861)         9,385      3,951

Net realized gains (losses)                 15          (1)            -          10,761          (575)        (1,112)      (587)

Net change in unrealized
  gains (losses)                        18,304      (1,767)         (151)         27,403        27,098         44,376     (6,473)
                                   -----------    ----------    -----------    ------------   ----------    -----------  --------

Net increase (decrease) in
  net assets from operations            23,034      (1,773)          (70)         62,530        25,662         52,649     (3,109)

Purchases made by
  policyholders                        270,512      38,452         1,001          50,316       212,724        205,320     54,524

Withdrawals made by
  policyholders                         (7,680)          _            (2)        (67,980)       (8,868)       (30,501)    (2,093)
                                   -----------    ----------    -----------    ------------   ----------    -----------  --------

Net policyholder
  transactions                         262,832      38,452           999         (17,664)      203,856        174,819     52,431
                                   -----------    ----------    -----------    ------------   ----------    -----------  --------

Increase (decrease) in
  net assets                           285,866      36,679           929          44,866       229,518        227,468     49,322

Net assets, beginning of
  period                                     -           -             -         359,987       130,469         88,890     39,568
                                   -----------    ----------    -----------    ------------   ----------    -----------  --------

Net assets, end of period          $   285,866    $ 36,679      $    929       $ 404,853      $359,987      $ 316,358    $88,890
                                   ===========    ==========    ===========    ============   ==========    ===========  ========

Accumulation unit:
  Purchases                             25,615       3,758           100           4,074        18,034         19,975      5,769
  Withdrawals                             (740)          -             -          (5,097)         (840)        (2,942)      (236)
                                          -----         --            --          --------        ------       -------      ------

Net increase (decrease) in
  units outstanding                     24,875       3,758           100          (1,023)       17,194         17,033      5,533

Units outstanding,
  beginning of period                        -           -             -          28,889        11,695          9,564      4,031
                                   -----------    ----------    -----------    ------------   ----------    -----------  --------

Units outstanding, end
  of period                             24,875       3,758           100          27,866        28,889         26,597      9,564
                                   ===========    ==========    ===========    ============   ==========    ===========  ========


                                   Scudder VLIF
                                   -------------------------------

                                                Bond
                                   -------------------------------
                                          2000           1999
Income:
  Investment income:
    Reinvested dividends
      and capital gain
      distributions                $    6,539         $   6,305

Expenses:
  Mortality and expense
    risk charges                        1,691             1,785
                                   ----------         ------------
           Net investment
             income (expense)           4,848             4,520

Net realized gains (losses)              (217)             (159)

Net change in unrealized
  gains (losses)                        6,023            (7,390)
                                   ----------         ------------

Net increase (decrease) in
  net assets from operations           10,654            (3,029)

Purchases made by
  policyholders                            10                 -

Withdrawals made by
  policyholders                        (6,904)           (6,269)
                                   ----------         ------------

Net policyholder
  transactions                         (6,894)           (6,269)
                                   ----------         ------------

Increase (decrease) in
  net assets                            3,760            (9,298)

Net assets, beginning of
  period                              122,660           131,958
                                   ----------         ------------

Net assets, end of period          $  126,420         $ 122,660
                                   ==========         ============

Accumulation unit:
  Purchases                                 -                 -
  Withdrawals                            (514)             (478)
                                   ----------         ------------

Net increase (decrease) in
  units outstanding                      (514)             (478)

Units outstanding,
  beginning of period                   9,424             9,902
                                   ----------         ------------

Units outstanding, end
  of period                             8,910             9,424
                                   ==========         ============

(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------

Scudder VLIF (continued)                                                                                        T. Rowe Price
-------------------------------------------------------------------------------------------------------------  ---------------------
         Global                   Growth and                                           Money                      Equity
        Discovery                   Income                International                Market                     Income
-------------------------  -----------------------  -------------------------  ----------------------  -----------------------------
  2000        1999            2000        1999          2000         1999           2000      1999           2000       1999
$  7,436     $    443      $  17,591     $   31,706   $ 116,776   $    70,328   $  14,523    $  13,742   $  225,647   $  174,821

   1,570          501          6,415          4,979      12,728         9,580       3,282        3,980       34,298       35,507
--------     --------      ---------     ----------   ---------   -----------   ---------    ---------   ----------   ----------

   5,866          (58)        11,176         26,727     104,048        60,748      11,241        9,762      191,349      139,314

   9,778          415          3,324            211      15,175         2,471           -            -       29,044      115,576

 (30,492)      25,545        (31,163)        (7,294)    400,803       317,328           -            -      100,434     (189,819)
--------     --------      ---------     ----------   ---------   -----------   ---------    ---------   ----------   ----------

 (14,848)      25,902        (16,663)        19,644    (281,580)      380,547      11,241        9,762      320,827       65,071

 106,482       33,295         86,938        240,922     253,174       177,772     571,605      217,729      450,361      456,753

 (24,226)      (1,860)       (95,218)       (38,325)   (129,746)      (42,701)   (448,183)    (149,562)    (602,389)    (516,391)
--------     --------      ---------     ----------   ---------   -----------   ---------    ---------   ----------   ----------

  82,256       31,435         (8,280)       202,597     123,428       135,071     123,422       68,167     (152,028)     (59,638)
--------     --------      ---------     ----------   ---------   -----------   ---------    ---------   ----------   ----------

  67,408       57,337        (24,943)       222,241    (158,152)      515,618     134,663       77,929      168,799        5,433

  80,923       23,586        510,754        288,513   1,136,995       621,377     267,914      189,985    2,825,515    2,820,082
--------     --------      ---------     ----------   ---------   -----------   ---------    ---------   ----------   ----------

$148,331     $ 80,923      $ 485,811     $  510,754   $ 978,843   $ 1,136,995   $ 402,577    $ 267,914   $2,994,314   $2,825,515
========     ========      =========     ==========   =========   ===========   =========    =========   ==========   ==========

   4,758        2,086          6,726         18,474      12,467        10,756     459,821      183,676       24,046       23,533
  (1,149)        (123)        (7,272)        (2,886)     (6,945)       (2,651)   (364,622)    (125,452)     (31,370)     (26,066)
--------     --------      ---------     ----------   ---------   -----------   ---------    ---------   ----------   ----------

   3,609        1,963           (546)        15,588       5,522         8,105      95,199       58,224       (7,324)      (2,533)

   3,753        1,790         38,046         22,458      48,923        40,818     218,994      160,770      142,779      145,312
--------     --------      ---------     ----------   ---------   -----------   ---------    ---------   ----------   ----------

   7,362        3,753         37,500         38,046      54,445        48,923     314,193      218,994      135,455      142,779
========     ========      =========     ==========   =========   ===========   =========    =========   ==========   ==========

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999 (Continued)
--------------------------------------------------------------------------------


                                        T. Rowe Price (continued)
                                        -------------------------------------------------------------------------------------------

                                               International                       Limited-Term                   New America
                                                   Stock                              Bond                           Growth
                                        ----------------------------       ----------------------------     ----------------------
                                           2000              1999                2000              1999         2000         1999
Income:
  Investment income:
    Reinvested dividends
      and capital gain
      distributions                     $   59,321       $    23,066       $   123,079      $    90,457     $  213,362   $  115,199

Expenses:
  Mortality and expense
    risk charges                            20,681            14,460            24,320           19,709         25,635       23,170
                                        ----------       -----------       -----------      -----------     ----------   ----------
      Net investment
         income (expense)                   38,640             8,606            98,759           70,748        187,727       92,029

Net realized gains (losses)                 83,619            20,303           (12,467)          (1,216)        77,878      103,700

Net change in unrealized
  gains (losses)                          (469,665)          333,004            80,494          (74,891)      (514,461)      10,808
                                        ----------       -----------       -----------       ----------     ----------   ----------

Net increase (decrease) in
  net assets from operations              (347,406)          361,913           166,786           (5,359)      (248,856)     206,537

Purchases made by
  policyholders                            737,844           244,914           711,163          606,699        424,141      339,740

Withdrawals made by
  policyholders                           (283,867)         (119,601)         (311,866)        (112,791)      (265,646)    (391,035)
                                        ----------       -----------       -----------      -----------     ----------   ----------

Net policyholder
  transactions                             453,977           125,313           399,297          493,908        158,495      (51,295)
                                        ----------       -----------       -----------      -----------     ----------   ----------

Increase (decrease) in
  net assets                               106,571           487,226           566,083          488,549        (90,361)     155,242

Net assets, beginning of
  period                                 1,543,837         1,056,611         1,854,974        1,366,425      2,051,218    1,895,976
                                        ----------       -----------       -----------      -----------     ----------   ----------

Net assets, end of period               $1,650,408       $ 1,543,837       $ 2,421,057      $ 1,854,974     $1,960,857   $2,051,218
                                        ==========       ===========       ===========      ===========     ==========   ==========

Accumulation unit:
  Purchases                                 43,707            17,060            59,742           52,416         18,131       15,446
  Withdrawals                              (17,134)           (8,688)          (26,818)         (10,527)       (11,000)     (17,387)
                                        ----------       -----------       -----------      -----------     ----------   ----------

Net increase (decrease) in
  units outstanding                         26,573             8,372            32,924           41,889          7,131       (1,941)

Units outstanding,
  beginning of period                       83,723            75,351           157,345          115,456         81,570       83,511
                                        ----------       -----------       -----------      -----------     ----------   ----------

Units outstanding, end
  of period                                110,296            83,723           190,269          157,345         88,701       81,570
                                        ==========       ===========       ===========      ===========     ==========   ==========


(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
T. Rowe Price
 (continued)
-----------------------------------

   Personal Strategy
        Balanced                                    Total
------------------------------------    --------------------------------
     2000              1999                 2000                1999
$  209,883       $    225,595           $  3,116,565      $  1,658,076



    31,106             29,674                433,142           366,252
----------       ------------           ------------      ------------

   178,777            195,921              2,683,423         1,291,824

    21,521             12,044                790,834           652,884


   (96,221)           (33,516)            (5,387,759)        2,456,217
----------       ------------           ------------      ------------


   104,077            174,449             (1,913,502)        4,400,925


   104,473            473,228              9,146,062         8,306,841


  (393,598)           (80,641)            (6,246,517)       (3,863,699)
----------       ------------           ------------      ------------


  (289,125)           392,587              2,899,545         4,443,142
----------       ------------           ------------      ------------


  (185,048)           567,036                986,043         8,844,067


 2,750,010          2,182,974             35,096,874        26,252,807
----------       ------------           ------------      ------------

 2,564,962       $  2,750,010           $ 36,082,917      $ 35,096,874
==========       ============           ============      ============


     6,248             28,672
   (22,254)            (5,728)
----------       ------------


   (16,006)            22,944


   153,234            130,290
----------       ------------


   137,228            153,234
==========       ============

COMPANION LIFE SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------


1.    NATURE OF OPERATIONS

      Companion Life Separate Account C ("Separate Account") was established by Companion Life Insurance Company ("Companion") on February 18, 1994, under the laws of the State of New York, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by Companion, however, the net assets of the Separate Account are restricted from use in the ordinary business of Companion.

      A Separate Account policyholder may allocate funds to fixed income accounts, which are part of Companion's general account, in addition to those sub-accounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions of such acts.

2.    SUB-ACCOUNTS

      The Separate Account is divided into sub-accounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The periods presented in the accompanying statements of operations and changes in net assets for each portfolio, except those added during 2000 or 1999, are two years. The available portfolios are:

                 Alger                          Fidelity VIP and VIP II                  Pioneer VCT
        American Growth                         Asset Manager                   Equity-Income (added May 1, 2000)
        American Small Capitalization           Asset Manager:  Growth          Fund (added May 1, 2000)
                                                Contrafund                      Growth Shares (added May 1, 2000)
                                                Equity Income                   Mid-Cap Value
                                                Growth                          Real Estate Growth
                                                Index 500

                 Deutsche VIT                          MFS                               Scudder VLIF

        EAFE(R)Equity Index                     Capital Opportunities           Bond
        (added in 2000)                         Emerging Growth                 Global Discovery
        Small Cap Index                         Global Governments              Growth and Income
        (added in 2000)                         High Income                     International
                                                Research                        Money Market

                 Federated                      Morgan Stanley Dean Witter               T. Rowe Price

        Prime Money Fund II                     Emerging Markets Equity         Equity Income
        U.S. Government Securities II           (added May 1, 1999)             International Stock
                                                Fixed Income                    Limited-Term Bond
                                                (added May 1, 1999)             New America Growth
                                                                                Personal Strategy Balanced

      The availability of some portfolios is dependent upon the product under which each policy was written.

3.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      Security Valuation Transactions and Related Investment Income - The market values of investments are based on the year-end closing bid prices. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the specific identification basis. Charges for investment advisory fees and other expenses are reflected in the net asset values of the mutual fund portfolios.

      Annuity Reserves - Annuity reserves are computed for policyholders receiving annuity payments using the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by Companion and may result in additional amounts being transferred into the Separate Account by Companion.

4.    ACCOUNT CHARGES

      All account charges are paid through the redemption of shares. Shares are redeemed based on each policyowner's variable portfolio allocation.

      Mortality and Expense Risk Charges - Companion deducts a daily charge as compensation for the mortality and expense risks assumed by Companion. The annual rate is a percentage of the net asset value of each sub-account by product based on the following:

                  Series I                             1.25%
                  Series V                             1.00%

      Companion guarantees that the mortality and expense charge will not increase above these levels.

      Tax Expense Charge - No charges are currently made for taxes.

      Net taxable income (loss) of the Separate Account is included in the federal tax return of Companion, which is taxed as a life insurance company under the Internal Revenue Code. No charges are currently made to the Separate Account for taxes other than premium taxes. Companion reserves the right to levy charges in the future for taxes or other economic burdens resulting from taxes that Companion determines are properly attributable to the Separate Account.

      Administrative Charge - Companion deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount by product based on the following:

                  Series I                                .15%
                  Series V                                .20%

      There is also an annual policy fee of $30 that is deducted from the accumulation value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulation value is greater than $50,000 on the last valuation date of the applicable policy year. Companion guarantees that the daily administrative expense charge and the annual policy fee will not increase.

      Withdrawal Charge - A withdrawal charge will be assessed on withdrawals in excess of an allowable withdrawal percentage of the participant's accumulated value as of the last policy anniversary preceding the request for the withdrawal. The allowable withdrawal percentage by product is as follows:

                  Series I                                10%
                  Series V                                15%

      The amount of the charge will depend upon the period of time elapsed since the purchase payment (first-in, first-out arrangement) was made, as follows:

                                                        Exceeding
                   Purchase Payment Year             Allowable Amount

                           1                               7%
                           2                               6%
                           3                               5%
                           4                               4%
                           5                               3%
                           6                               2%
                           7                               1%

      Transfer Charge - There is no charge for the first 12 transfers between sub-accounts of the Separate Account in each policy year. However, there is a $10 fee for the 13th through a maximum of 24 allowable requests during a single policy year. Any applicable transfer fee is deducted from the amount transferred. All transfer requests made simultaneously are treated as a single request. No transfer fee is imposed for any transfer which is not at the policyowner's request. The transfer fee will not increase above these levels.

5.    MARKET VALUE PER UNIT

      The market value per unit on the Statement of Net Assets is calculated as an aggregate valuation for all assets and all products combined for each sub-account. The distinct market values per unit for Series I and Series V products may differ from the aggregate amount calculated due to differing product fees and the timing of the initial valuation of each product.

6.    NET ASSETS

      The components of net assets consist of the following cumulative investment related accounts at December 31, 2000:

                                                                             Net            Net         Changes in
                                                                         Investment       Realized      Unrealized
                                          Shares           Shares          Income          Gains           Gains          Net
                                        Purchased           Sold          (Expense)       (Losses)       (Losses)        Assets
Alger:
  American Growth                      $  2,794,653    $    (621,081)    $   674,743    $   179,437     $ (325,077)   $  2,702,675
  American Small Capitalization             977,211         (217,827)        435,238        (16,070)      (393,154)        785,398

Deutsche VIT:
  EAFE(R)Equity Index                       273,077              256           3,220            (62)       (19,835)        256,656
  Small Cap Index                           162,573              (97)            209            (22)        (4,749)        157,914

Federated:
  Prime Money Fund II                     2,795,724       (1,488,265)        161,979              -              -       1,469,438
  U.S. Government Securities II           2,495,929         (907,047)        139,275          4,959         46,721       1,779,837

Fidelity VIP and VIP II:
  Asset Manager                             388,283         (286,843)        157,714         29,840         (1,108)        287,886
  Asset Manager:  Growth                  2,484,583         (611,608)        466,392         53,040       (205,223)      2,187,184
  Contrafund                              1,270,502         (387,233)        207,428         89,665         40,962       1,221,324
  Equity Income                           2,971,295         (523,420)        300,926         63,176        165,410       2,977,387
  Growth                                    599,849         (456,988)        209,677        142,785         57,387         552,710
  Index 500                               1,931,076         (390,479)          8,775        126,792         (4,583)      1,671,581

MFS:
  Capital Opportunities                   1,003,371         (158,120)         51,389         64,198        (51,275)        909,563
  Emerging Growth                         1,703,429         (686,626)         70,656        309,099        254,769       1,651,327
  Global Governments                        862,440         (164,635)         43,640           (673)       (12,693)        728,079
  High Income                               951,439         (501,656)         80,646         (5,656)       (73,524)        451,249
  Research                                1,548,634         (492,267)         90,810        140,549        132,287       1,420,013

Morgan Stanley Dean Witter:
  Emerging Markets Equity                   122,612           (5,211)         12,117            610        (49,171)         80,957
  Fixed Income                               12,621                1             715              -            137          13,474

Pioneer VCT:
  Equity-Income                             270,512           (7,680)          4,715             15         18,304         285,866
  Fund                                       38,452                -              (5)            (1)        (1,767)         36,679
  Growth Shares                               1,001               (2)             81              -           (151)            929
  Mid-Cap Value                             399,451          (84,227)         23,428          8,163         58,038         404,853
  Real Estate Growth                        301,934          (33,482)         14,111         (1,797)        35,592         316,358

Scudder VLIF:
  Bond                                      482,764         (404,345)         41,507         (6,664)        13,158         126,420
  Global Discovery                          162,980          (26,545)          5,717         10,161         (3,982)        148,331
  Growth and Income                         612,095         (141,464)         38,148          2,615        (25,583)        485,811
  International                           1,052,999         (223,884)        196,032         19,899        (66,203)        978,843
  Money Market                            1,348,562         (979,666)         33,681              -              -         402,577

T. Rowe Price:
  Equity Income                           3,489,410       (1,323,439)        510,422        197,088        120,833       2,994,314
  International Stock                     2,056,026         (538,022)         68,797        110,671        (47,064)      1,650,408
  Limited-Term Bond                       2,747,121         (545,149)        218,222        (12,291)        13,154       2,421,057
  New America Growth                      2,613,973       (1,035,796)        306,817        266,304       (190,441)      1,960,857
  Personal Strategy Balanced              2,672,449         (614,465)        504,441         53,849        (51,312)      2,564,962
                                       ------------    -------------     -----------    -----------     ----------    ------------

                                       $ 43,599,030    $ (13,857,312)    $ 5,081,663    $ 1,829,679     $ (570,143)   $ 36,082,917
                                       ============    =============     ===========    ===========     ==========    ============

PART C    OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:  The following exhibits are filed herewith:


Exhibit #         Description of Exhibit
                  ----------------------
(1)    (a)        Resolution of the Board of Directors of Companion Life
                  Insurance Company establishing the Variable Account. *

(2)               Not applicable.

(3)    (a)        Principal Underwriter Agreement by and between Companion Life
                  Insurance Company, on its own behalf and on behalf of the
                  Variable Account, and Mutual of Omaha Investor Services, Inc.
                  *

       (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer. *

(4)    (a)        Form of Policy for the SERIES V variable annuity Policy. *

       (b)        Form of Riders to the Policy.

             (1) Systematic Transfer Enrollment Program Endorsement to the Policy. *

(5)               Form of Application to the Policy. *

(6)    (a)        Articles of Incorporation of Companion Life Insurance Company.
                  *****

       (b)        Bylaws of Companion Life Insurance Company. *****

(7)               Not applicable.

(8)    (a)        Participation Agreement, as amended, by and among Companion
                  Life Insurance Company, Fred Alger Management, Inc. and The
                  Alger American Fund. *****

       (b) Participation Agreement, as amended, by and among Companion Life Insurance Company, the Insurance Management Series and Federated Securities Corp. *****

       (c) Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation. *****

       (d) Participation Agreement, as amended, by and among Companion Life Insurance Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company. *****

       (e) Participation Agreement, as amended, by and between Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc. *****

       (f) Participation Agreement by and between Companion Life Insurance Company and the Scudder Variable Life Investment Fund. *****

       (g) Participation Agreement, as amended, by and among Companion Life Insurance Company and T. Rowe Price International Series,
                  T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. *****

       (h) Participation Agreement by and among Companion Life Insurance Company and the Morgan Stanley Universal Funds, Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP.
                  *****

       (i) Participation Agreement by and between Companion Life Insurance Company and BT Insurance Funds Trust. ****

 (9)              Opinion and Consent of Counsel.

(10)              Consent of Independent Auditors.

(11)              Not applicable.

(12)              Not applicable.

(13)              Schedules of Computation of Performance Data.

(14)              Powers of Attorney.***


* Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 23, 1997 (File No. 33-98062).

** Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on April 7, 1998 (File No. 333-18881).

*** Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 26, 1999 and April 26, 2000 (File No. 33-98062).

**** Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 26, 2000 (File No. 33-98062).

*****Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on July 11, 2000 (File No. 333-41172).


Item 25.  Directors and Officers of the Depositor

                                             Principal Positions and
Name and Business Address/1/                  Offices with Depositor
----------------------------                 -----------------------
John W. Weekly                               Chairman, Director
Randall C. Horn                              President, Director
William G. Campbell                          Director
Samuel L. Foggie, Sr.                        Director
M. Jane Huerter                              Director & Secretary
Charles T. Locke III                         Director
James J. O'Neill                             Director
Oscar S. Straus II                           Director
John A. Sturgeon                             Director
Fred C. Boddy                                Director, Vice President,
                                             Treasurer and Assistant
                                             Secretary


___________________________

/1/Business address is Companion Life Insurance Company, Mutual of Omaha Plaza,
   Omaha, Nebraska  68175.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Name of Corporation (where organized)*                                 Type of Corporation
--------------------------------------                                 -------------------
Mutual of Omaha Insurance Company (NE)                                 Accident & Health Insurance
     KFS Corporation (NE)                                              Holding corporation
       Fulcrum Growth Partners, L.L.C. (NE)                                   Investment Partnership
       Kirkpatrick, Pettis, Smith, Polian Inc. (NE)                    Broker-dealer & investment advisor
       KPM Investment Management, Inc. (NE)                            Investment advisor
       Kirkpatrick Pettis Trust Company (NE)                           Trust company
     Mutual of Omaha Health Plans, Inc. (NE)                           Holding Corporation
       Exclusive Healthcare, Inc. (NE)                                 HMO
       Mutual of Omaha Health Plans of Ohio, Inc. (OH)                 HMO
       Mutual of Omaha of South Dakota & Community Health
                                Plus HMO, Inc. (SD)                    HMO
     Mutual of Omaha Holdings, Inc. (NE)                               Holding corporation
       innowave incorporated (NE)                                      Markets water distillation products
       Mutual Asset Management Co. (NE)                                Asset management services
       Mutual of Omaha Investor Services, Inc. (NE)                    Registered securities Broker-Dealer
       Mutual of Omaha Marketing Corporation (NE)                      Markets health insurance
   The Omaha Indemnity Company (WI)                                    Property & casualty insurance (inactive)
   Omaha Property and Casualty Insurance Company (NE)                         Property & casualty insurance
       Adjustment Services, Inc. (NE)                                  Claims adjusting services
   United of Omaha Life Insurance Company (NE)                         Life, H&A insurance/annuities
       Companion Life Insurance Company (NY)                           Life insurance/annuities
       Mutual of Omaha Structured Settlement Company, Inc.             (CT)  Structured settlements
       Mutual of Omaha Structure Settlement Company of
                               New York, Inc. (NY)                     Structured settlements
       United World Life Insurance Company (NE)                        Accident & health and life insurance

*Subsidiaries of subsidiaries are indicated by indentations.


Item 27.  Number of Policyowners

    As of December 31, 2000, there were 787 Owners of the Policies.


Item 28.  Indemnification

    The Bylaws of Companion Life, adopted by Companion Life Insurance Company ("Companion") provide for indemnification of a director, officer or employee to the full extent of the law. Generally, the New York Business Corporation Act permits indemnification against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the indemnitee acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. However, no indemnification shall be made in any type of action by or in the right of Companion if the proposed indemnitee is adjudged to be liable for negligence or misconduct in the performance of his or her duty to Companion, unless a court determines otherwise.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Companion pursuant to the foregoing provisions, or otherwise, Companion has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by Companion of expenses incurred or paid by a director, officer, or controlling person of Companion in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Companion will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the Principal Underwriter for policies offered by Companion through Companion Life Separate Account B and by United of Omaha Life Insurance Company through United of Omaha Separate Account C and through United of Omaha Separate Account B.

     (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

          NAME                           TITLE
          ------------------------       -----------------------------

          John W. Weekly                 Chairman, Director
          John A. Sturgeon               Director
          Richard A. Witt                President, Director
          M. Jane Huerter                Secretary and Director
          Brian P. McGinty               Director
          Randall C. Horn                Director
          William J. Bluvas              Vice President, Treasurer

     (c) Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2000, Companion paid $220,118 in total compensation to MOIS; of this amount MOIS retained $178,278 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.


Item 30.  Location of Accounts and Records

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Companion at Mutual of Omaha Plaza, Omaha, Nebraska 68175.


Item 31.  Management Services.

     All management policies are discussed in Part A or Part B of this registration statement.


Item 32.  Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.

     (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to Companion at the address or phone number listed in the Prospectus.

     (d) Depositor hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Companion.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Omaha and State of Nebraska, on April 23, 2001.


                          COMPANION SEPARATE ACCOUNT C

                          COMPANION LIFE INSURANCE COMPANY
                          Depositor

                          /s/ John W. Weekly*
                          -----------------------------------------
                          By:      John W. Weekly
                          Chairman

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 has been signed by the following persons on April 23, 2001 in the capacities and on the dates indicated.

Signatures                                                 Title                                                          Date
----------                                                 -----                                                          ----
                        *
_________________________________________________
John W. Weekly                                             Chairman                                                       4/23/01
                        *
_________________________________________________
Randall C. Horn                                            Director and President                                         4/23/01
                        *
_________________________________________________
Fred C. Boddy                                              Director,  Vice President and Treasurer                        4/23/01
                                                           (Principal Financial & Accounting Officer)
                        *
_________________________________________________
William G. Campbell                                        Director                                                       4/23/01
                        *
_________________________________________________
Samuel L. Foggie, Sr.                                      Director                                                       4/23/01
                        *
_________________________________________________
M. Jane Huerter                                            Director                                                       4/23/01
                        *
_________________________________________________
Charles T. Locke III                                       Director                                                       4/23/01
                        *
_________________________________________________
James J. O'Neill                                           Director                                                       4/23/01
                        *
_________________________________________________
Oscar S. Straus II                                         Director                                                       4/23/01
                        *
_________________________________________________
John A. Sturgeon                                           Director                                                       4/23/01

* Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 1999 and January 1, 2000.

--------------------------------------------------------------------------------

                                                       Registration No. 33-98062

--------------------------------------------------------------------------------




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                  ------------




                        COMPANION LIFE SEPARATE ACCOUNT C
                        =================================

                                       OF

                        COMPANION LIFE INSURANCE COMPANY





                                    --------
                                    EXHIBITS
                                    --------






                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 8

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 12






--------------------------------------------------------------------------------
                                 April 23, 2001

                                  EXHIBIT INDEX
                                  -------------



Exhibit No.       Description of Exhibit
-----------       ----------------------
(9)               Opinion and Consent of Counsel.
(10)              Consent of Independent Auditors.
(13)              Schedules of Computation of Performance Data.